UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-09253

Wells Fargo Funds Trust

(Exact name of registrant as specified in charter)

525 Market Street, 12th Floor, San Francisco, CA 94105

(Address of principal executive offices) (Zip code)

C. David Messman

Wells Fargo Funds Management, LLC

525 Market Street, 12th Floor, San Francisco, CA 94105

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-222-8222

The following 2 series of Wells Fargo Funds Trust have an April 30 fiscal year end:

Wells Fargo Asset Allocation Fund and Wells Fargo Absolute Return Fund.

The following 7 series of Wells Fargo Funds Trust have an October 31 fiscal year end:

Wells Fargo Asia Pacific Fund, Wells Fargo Diversified International Fund, Wells Fargo Emerging Markets Equity Fund, Wells Fargo Emerging Markets Equity Income Fund, Wells Fargo Global Small Cap Fund, Wells Fargo International Equity Fund, and Wells Fargo Intrinsic World Equity Fund.

Date of reporting period: July 31, 2018

ITEM 1.	INVESTMENTS

Wells Fargo Absolute Return Fund	Portfolio of investments — July 31, 2018 (unaudited)

Security name		Shares	Value
Investment Companies : 99.38%
GMO Benchmark-Free Allocation Fund Class MF (l)		193,228,074	$5,286,720,105

Total Investment Companies (Cost $4,812,678,300)			5,286,720,105

Total investments (Cost $4,812,678,300)	99.38%		5,286,720,105
Other assets and liabilities, net	0.62		33,066,095

Total net assets	100.00%		$5,319,786,200

(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.

1

Investments in Affiliates

An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Fund at the beginning of the period or the end of the period were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Value, end of period	% of net assets
Investment Companies
GMO Benchmark-Free Allocation Fund Class MF	201,120,148	2,185,053	10,077,127	193,228,074	$5,286,720,105	99.38%

Wells Fargo Absolute Return Fund (the “Fund”)

Notes to Portfolio of investments – July 31, 2018 (unaudited)

The Fund invests all of its investable assets in the GMO Benchmark-Free Allocation Fund (the “Benchmark-Free Allocation Fund”), an investment company managed by Grantham, Mayo, Van Otterloo & Co. LLC (“GMO”). Benchmark-Free Allocation Fund is a fund-of-funds that gains its investment exposures primarily by investing in GMO Implementation Fund. In addition, Benchmark-Free Allocation Fund may invest in other GMO Funds (together with GMO Implementation Fund, the “underlying funds”), whether currently existing or created in the future. These additional underlying Funds may include, among others, GMO Alpha Only Fund, GMO Debt Opportunities Fund, GMO Emerging Country Debt Fund, GMO Special Opportunities Fund, and GMO Systematic Global Macro Opportunity Fund. GMO Implementation Fund is permitted to invest in any asset class. Benchmark-Free Allocation Fund also may invest in securities or derivatives directly. As of July 31, 2018, the Fund owned 41% of Benchmark-Free Allocation Fund.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

The Fund values its investment in Benchmark-Free Allocation Fund at net asset value. A complete list of holdings as of July 31, 2018 (unaudited) for Benchmark-Free Allocation Fund has been included as an Appendix for your reference.

Fair valuation measurements

As of July 31, 2018, the Fund’s investment in Benchmark-Free Allocation Fund was measured at fair value using the net asset value per share as a practical expedient. Benchmark-Free Allocation Fund seeks positive total return, not “relative” return, by investing in asset classes GMO believes offer the most attractive return and risk opportunities. The Fund’s investment in Benchmark-Free Allocation Fund valued at $5,286,720,105 does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

GMO Benchmark-Free Allocation Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

July 31, 2018 (Unaudited)

Shares	Description	Value ($)
	MUTUAL FUNDS — 100.0%
	Affiliated Issuers — 100.0%
11,641,097	GMO Emerging Country Debt Fund, Class IV	320,828,645
10,201,656	GMO High Yield Fund, Class VI	206,175,470
741,447,931	GMO Implementation Fund	10,209,738,004
21,099,470	GMO Opportunistic Income Fund, Class VI	561,456,906
11,533,104	GMO Risk Premium Fund, Class VI	322,004,261
29,788,937	GMO SGM Major Markets Fund, Class VI	965,757,348
16,263,002	GMO Special Opportunities Fund, Class VI	313,062,796

	TOTAL MUTUAL FUNDS (COST $12,410,786,035)	12,899,023,430

	SHORT-TERM INVESTMENTS — 0.1%
	Money Market Funds — 0.1%
7,489,567	State Street Institutional Treasury Plus Money Market Fund-Premier Class, 1.81%(a)	7,489,567

	TOTAL SHORT-TERM INVESTMENTS (COST $7,489,567)	7,489,567

	TOTAL INVESTMENTS — 100.1% (Cost $12,418,275,602)	12,906,512,997
	Other Assets and Liabilities (net) — (0.1%)	(7,421,358)

	TOTAL NET ASSETS — 100.0%	$12,899,091,639

Notes to Schedule of Investments:

(a)	The rate disclosed is the 7 day net yield as of July 31, 2018.

Wells Fargo Asset Allocation Fund	Portfolio of investments — July 31, 2018 (unaudited)

Security name				Shares	Value
Investment Companies : 100.35%
Affiliated Master Portfolios : 87.23%
Wells Fargo C&B Large Cap Value Portfolio					$70,316,517
Wells Fargo Core Bond Portfolio					180,222,951
Wells Fargo Diversified Large Cap Growth Portfolio					297,568,418
Wells Fargo Emerging Growth Portfolio					36,264,693
Wells Fargo International Growth Portfolio					294,585,030
Wells Fargo International Value Portfolio					295,637,643
Wells Fargo Large Company Value Portfolio					233,137,665
Wells Fargo Managed Fixed Income Portfolio					630,751,240
Wells Fargo Real Return Portfolio					90,163,236
Wells Fargo Small Company Growth Portfolio					36,641,847
Wells Fargo Small Company Value Portfolio					74,339,150
					2,239,628,390

Affiliated Stock Funds : 13.12%
Wells Fargo Disciplined U.S. Core Fund Class R6 †(l)				18,546,825	336,995,812

Total Investment Companies (Cost $2,529,376,463)					2,576,624,202

		Yield	Maturity date	Principal
Short-Term Investments : 0.25%
U.S. Treasury Securities : 0.25%
U.S. Treasury Bill (z)#		1.64%	8-9-2018	$6,350,000	6,347,393

Total Short-Term Investments (Cost $6,347,396)					6,347,393

Total investments in securities (Cost $2,535,723,859)	100.60%				2,582,971,595
Other assets and liabilities, net	(0.60)				(15,377,679)

Total net assets	100.00%				$2,567,593,916

†	Non-income-earning security
(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
(z)	Zero coupon security. The rate represents the current yield to maturity.
#	All or a portion of this security is segregated as collateral for investments in derivative instruments.

1

Futures Contracts

Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long
S&P 500 E-Mini Index	970	9-21-2018	$134,382,086	$136,629,350	$2,247,264	$0
Short
10-Year U.S. Treasury Note	(560)	9-19-2018	$(67,027,128)	$(66,876,250)	$150,878	$0

					$2,398,142	$0

Investments in Affiliates

An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager or adviser. Transactions with issuers that were either affiliated persons of the Fund at the beginning of the period or the end of the period were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Value, end of period	% of net assets
Investment Companies
Stock Funds
Wells Fargo Disciplined U.S. Core Fund Class R6	0	18,768,518	221,693	18,546,825	$336,995,812	13.12%
Asset Allocation Trust*	164,736,608	0	164,736,608	0	0	0

					$336,995,812	13.12%

*	No longer held at the end of period

Transactions with the affiliated Master Portfolios were as follows:

	% of ownership, beginning of period	% of ownership, end of period	Value, end of period	% of net assets
Affiliated Master Portfolios
Wells Fargo C&B Large Cap Value Portfolio	0.00%	15.31%	$70,316,517
Wells Fargo Core Bond Portfolio	0.00	3.09	180,222,951
Wells Fargo Diversified Large Cap Growth Portfolio	0.00	77.41	297,568,418
Wells Fargo Emerging Growth Portfolio	0.00	3.89	36,264,693
Wells Fargo International Growth Portfolio	0.00	86.67	294,585,030
Wells Fargo International Value Portfolio	0.00	23.96	295,637,643
Wells Fargo Large Company Value Portfolio	0.00	78.57	233,137,665
Wells Fargo Managed Fixed Income Portfolio	0.00	85.40	630,751,240
Wells Fargo Real Return Portfolio	0.00	38.99	90,163,236
Wells Fargo Small Company Growth Portfolio	0.00	1.72	36,641,847
Wells Fargo Small Company Value Portfolio	0.00	32.22	74,339,150

			$2,239,628,390	87.23%

Wells Fargo Asset Allocation Fund (the “Fund”)

Notes to Portfolio of investments – July 31, 2018 (unaudited)

The Fund is a fund-of-funds that invests in various affiliated mutual funds employing a multi-asset, multi-style investment approach designed to reduce the price and return volatility of the Fund and to provide more consistent returns. Investments in Underlying Funds may include investments in one or more separate diversified portfolios (each, an “affiliated Master Portfolio”, collectively, the “affiliated Master Portfolios”) of Wells Fargo Master Trust, a registered open-end management investment company. Each affiliated Master Portfolio directly acquires portfolio securities and the Fund acquires an indirect interest in those securities.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Investments in an affiliated Master Portfolio are valued daily based on the Fund’s proportionate share of each affiliated Master Portfolio’s net assets, which is also valued daily.

Investments in Underlying Funds are valued at net asset per share as reported by the Underlying Funds as of the close of the regular trading on the New York Stock Exchange on each day the exchange is open for trading.

Debt securities are valued at the evaluated bid price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Futures that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Futures contracts

The Fund is subject to interest rate risk and equity price risk in the normal course of pursuing its investment objectives. Futures contracts are agreements between the Fund and a counterparty to buy or sell a specific amount of a commodity, financial instrument or currency at specified price and on a specified date. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in interest rate and security values. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. With futures contracts, there is minimal counterparty risk to the Fund since futures contracts are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures contracts against default.

Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) with the broker in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are paid to or from the broker each day equal to the daily changes in the contract value. Should the Fund fail to make requested variation margin payments, the broker can gain access to the initial margin to satisfy the Fund’s payment obligations.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities
Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3	–	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of July 31, 2018:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Investment companies	$336,995,812	$0	$0	$336,995,812
Short-term investments
U.S. Treasury securities	6,347,393	0	0	6,347,393
Investments measured at net asset value*				2,239,628,390

	343,343,205	0	0	2,582,971,595
Futures contracts	2,398,142	0	0	2,398,142

Total assets	$345,741,347	$0	$0	$2,585,369,737

*

Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The Fund’s investments in the affiliated Master Portfolios are valued at $2,239,628,390. Each affiliated Master Portfolio does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

Futures contracts are reported at their cumulative unrealized gains (losses) at measurement date as reported in the table following the Portfolio of investments. All other assets and liabilities are reported at their market value at measurement date.

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At July 31, 2018, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

The investment objective of each affiliated Master Portfolios is as follows:

Affiliated Master Portfolio	Investment objective
Wells Fargo C&B Large Cap Value Portfolio	Seeks maximum long-term total return (current income and capital appreciation), consistent with minimizing risk to principal

Wells Fargo Core Bond Portfolio	Seeks total return, consisting of income and capital appreciation

Wells Fargo Diversified Large Cap Growth Portfolio	Seeks long-term capital appreciation

Wells Fargo Emerging Growth Portfolio	Seeks long-term capital appreciation

Wells Fargo International Growth Portfolio	Seeks long-term capital appreciation

Wells Fargo International Value Portfolio	Seeks long-term capital appreciation

Wells Fargo Large Company Value Portfolio	Seeks long-term capital appreciation

Wells Fargo Managed Fixed Income Portfolio	Seeks consistent fixed-income returns

Wells Fargo Real Return Portfolio	Seeks returns that exceed the rate of inflation over the long-term

Wells Fargo Small Company Growth Portfolio	Seeks long-term capital appreciation

Wells Fargo Small Company Value Portfolio	Seeks long-term capital appreciation

Wells Fargo Asia Pacific Fund	Portfolio of investments — July 31, 2018 (unaudited)

Security name	Shares	Value
Common Stocks : 92.22%
Australia : 9.19%
Australia & New Zealand Banking Group Limited (Financials, Banks)	52,572	$1,144,410
BHP Billiton Limited (Materials, Metals & Mining)	106,380	2,755,160
IOOF Holdings Limited (Financials, Capital Markets)	116,257	790,314
Medibank Private Limited (Financials, Insurance)	306,927	709,177
Mirvac Group (Real Estate, Equity REITs)	473,701	802,414
MYOB Group Limited (Information Technology, Internet Software & Services)	356,921	829,996
Northern Star Resources Limited (Materials, Metals & Mining)	142,967	764,765
Orocobre Limited (Materials, Metals & Mining)«†	260,685	894,782
Qantas Airways Limited (Industrials, Airlines)	164,616	821,866
Rio Tinto Limited (Materials, Metals & Mining)	28,249	1,704,192
Suncorp Group Limited (Financials, Insurance)	138,379	1,539,045
Woodside Petroleum Limited (Energy, Oil, Gas & Consumable Fuels)	43,439	1,166,346
		13,922,467

China : 23.59%
3SBio Incorporated (Health Care, Biotechnology)144A	557,500	1,189,004
Alibaba Group Holding Limited ADR (Information Technology, Internet Software & Services)†	13,350	2,499,521
Ascletis Pharma Incorporated (Health Care, Biotechnology)†(a)	437,000	779,517
AviChina Industry & Technology Company Limited H Shares (Industrials, Aerospace & Defense)	1,265,000	776,820
Baidu Incorporated ADR (Information Technology, Internet Software & Services)†	4,555	1,125,905
Bank of China Limited H Shares (Financials, Banks)	2,682,000	1,257,446
Beijing Enterprises Water Group Limited (Utilities, Water Utilities)	1,450,000	790,669
BTG Hotels Group Company Limited Class A (Consumer Discretionary, Hotels, Restaurants & Leisure)	175,174	586,608
China Communications Construction Company Limited H Shares (Industrials, Construction & Engineering)	406,000	448,464
China Construction Bank H Shares (Financials, Banks)	1,943,000	1,760,051
China Everbright International Limited (Industrials, Commercial Services & Supplies)	579,000	705,211
China Mobile Limited (Telecommunication Services, Wireless Telecommunication Services)	74,500	672,005
China Petroleum & Chemical Corporation H Shares (Energy, Oil, Gas & Consumable Fuels)	1,484,000	1,431,241
Chinasoft International Limited (Information Technology, IT Services)	1,028,000	802,854
CNOOC Limited (Energy, Oil, Gas & Consumable Fuels)	816,000	1,363,977
COSCO Shipping Ports Limited (Industrials, Transportation Infrastructure)	916,635	860,690
Geely Automobile Holdings Limited (Consumer Discretionary, Automobiles)	284,000	647,671
GoerTek Incorporated Class A (Information Technology, Electronic Equipment, Instruments & Components)	331,000	466,450
Huaneng Renewables Corporation Limited H Shares (Utilities, Independent Power & Renewable Electricity Producers)	4,424,000	1,645,814
Industrial & Commercial Bank of China Limited H Shares (Financials, Banks)	2,107,000	1,559,637
JD.com Incorporated ADR (Consumer Discretionary, Internet & Direct Marketing Retail)†	18,700	670,582
Lenovo Group Limited (Information Technology, Technology Hardware, Storage & Peripherals)	1,626,000	901,141
PetroChina Company Limited H Shares (Energy, Oil, Gas & Consumable Fuels)	1,222,000	932,569
PICC Property & Casualty Company Limited H Shares (Financials, Insurance)	855,000	964,034
Ping An Insurance Group Company of China Limited H Shares (Financials, Insurance)	273,500	2,536,715
Shanghai Fosun Pharmaceutical Company Limited H Shares (Health Care, Pharmaceuticals)	235,000	1,121,250
Tencent Holdings Limited (Information Technology, Internet Software & Services)	83,500	3,778,699
Tsingtao Brewery Company Limited H Shares (Consumer Staples, Beverages)	156,000	833,757
Xiaomi Corporation Class B (Information Technology, Technology Hardware, Storage & Peripherals)«†	702,000	1,574,101
Zijin Mining Group Company Limited H Shares (Materials, Metals & Mining)	2,816,000	1,040,432
		35,722,835

Hong Kong : 2.81%
China Overseas Land & Investment Limited (Real Estate, Real Estate Management & Development)	426,000	1,337,856
Chow Tai Fook Jewellery Company Limited (Consumer Discretionary, Specialty Retail)	806,800	796,619
Sands China Limited (Consumer Discretionary, Hotels, Restaurants & Leisure)	144,400	743,244
SJM Holdings Limited (Consumer Discretionary, Hotels, Restaurants & Leisure)	614,000	745,494

1

Portfolio of investments — July 31, 2018 (unaudited)	Wells Fargo Asia Pacific Fund

Security name	Shares	Value
Hong Kong (continued)
Xinyi Glass Holdings Limited (Consumer Discretionary, Auto Components)	544,000	$640,404
		4,263,617

India : 7.17%
Bharat Electronics Limited (Industrials, Aerospace & Defense)	462,102	783,912
Emami Limited (Consumer Staples, Personal Products)	84,002	724,081
HDFC Bank Limited (Financials, Banks)	58,600	1,862,162
Hindalco Industries Limited (Materials, Metals & Mining)	236,262	735,108
ICICI Bank Limited (Financials, Banks)	188,740	837,254
Indian Hotels Company Limited (Consumer Discretionary, Hotels, Restaurants & Leisure)	410,322	795,682
Larsen & Toubro Limited (Industrials, Construction & Engineering)	57,653	1,094,702
Maruti Suzuki India Limited (Consumer Discretionary, Automobiles)	8,849	1,228,342
Reliance Industries Limited (Energy, Oil, Gas & Consumable Fuels)	120,135	2,077,386
Vedanta Limited ADR (Materials, Metals & Mining)	55,500	716,505
		10,855,134

Indonesia : 1.40%
PT Bank Rakyat Indonesia Tbk (Financials, Banks)	4,047,000	861,601
PT Cikarang Listrindo Tbk (Utilities, Independent Power & Renewable Electricity Producers)	6,279,300	444,167
PT Telekomunikasi Indonesia Persero Tbk (Telecommunication Services, Diversified Telecommunication Services)	3,282,000	812,534
		2,118,302

Japan : 30.55%
Advantage Risk Management Company Limited (Health Care, Health Care Providers & Services)	79,100	800,090
Ezaki Glico Company Limited (Consumer Staples, Food Products)	14,900	688,933
FANUC Corporation (Industrials, Machinery)	4,500	882,171
Hitachi Limited (Information Technology, Electronic Equipment, Instruments & Components)	316,000	2,200,399
Honda Motor Company Limited (Consumer Discretionary, Automobiles)	26,100	783,128
J.Front Retailing Company Limited (Consumer Discretionary, Multiline Retail)	97,900	1,431,530
Japan Airlines Company Limited (Industrials, Airlines)	36,200	1,334,817
Kao Corporation (Consumer Staples, Personal Products)	13,500	982,422
Keyence Corporation (Information Technology, Electronic Equipment, Instruments & Components)	1,400	737,593
KOSE Corporation (Consumer Staples, Personal Products)	5,200	994,750
Kubota Corporation (Industrials, Machinery)	96,500	1,613,440
Kura Corporation (Consumer Discretionary, Hotels, Restaurants & Leisure)	16,900	1,018,701
Kyushu Railway Company (Industrials, Road & Rail)	37,200	1,141,135
Macromill Incorporated (Consumer Discretionary, Media)	33,700	792,658
Matsumotokiyoshi Holdings Company Limited (Consumer Staples, Food & Staples Retailing)	34,100	1,476,045
Mitsubishi UFJ Financial Group Incorporated (Financials, Banks)	496,700	3,062,424
Mitsui Fudosan Company Limited (Real Estate, Real Estate Management & Development)	73,800	1,759,610
Nintendo Company Limited (Information Technology, Software)	3,200	1,052,023
Nippon Telegraph & Telephone Corporation (Telecommunication Services, Diversified Telecommunication Services)	28,200	1,303,381
Obayashi Corporation (Industrials, Construction & Engineering)	131,500	1,370,098
Open House Company Limited (Real Estate, Real Estate Management & Development)	20,500	1,120,199
ORIX Corporation (Financials, Diversified Financial Services)	109,800	1,777,382
Otsuka Corporation (Information Technology, IT Services)	29,300	1,142,494
Panasonic Corporation (Consumer Discretionary, Household Durables)	121,800	1,566,412
Recruit Holdings Company Limited (Industrials, Professional Services)	56,100	1,532,759
Ryohin Keikaku Company Limited (Consumer Discretionary, Multiline Retail)	5,500	1,763,404
Sekisui House Limited (Consumer Discretionary, Household Durables)	67,600	1,149,590
SoftBank Group Corporation (Telecommunication Services, Wireless Telecommunication Services)	15,100	1,250,512
Sony Corporation (Consumer Discretionary, Household Durables)	35,800	1,865,961
Sumitomo Mitsui Trust Holdings Incorporated (Financials, Banks)	43,400	1,721,794
Suzuki Motor Corporation (Consumer Discretionary, Automobiles)	14,900	872,959
Tokyo Electron Limited (Information Technology, Semiconductors & Semiconductor Equipment)	13,300	2,278,420
Toyota Motor Corporation (Consumer Discretionary, Automobiles)	25,500	1,665,944
Tsukui Corporation (Health Care, Health Care Providers & Services)	125,200	1,132,023
		46,265,201

2

Wells Fargo Asia Pacific Fund	Portfolio of investments — July 31, 2018 (unaudited)

Security name		Shares	Value
Malaysia : 2.68%
Bursa Malaysia Bhd (Financials, Diversified Financial Services)		515,100	$990,918
CIMB Group Holdings Bhd (Financials, Banks)		546,800	785,563
Genting Malaysia Bhd (Consumer Discretionary, Hotels, Restaurants & Leisure)		515,300	641,431
Public Bank Bhd (Financials, Banks)		144,300	854,086
Sime Darby Bhd (Industrials, Industrial Conglomerates)		1,268,200	786,190
			4,058,188

Philippines : 0.80%
Bank of the Philippine Islands (Financials, Banks)		660,893	1,219,612

Singapore : 2.53%
DBS Group Holdings Limited (Financials, Banks)		98,300	1,931,557
Genting Singapore Limited (Consumer Discretionary, Hotels, Restaurants & Leisure)		1,250,000	1,175,304
Oversea-Chinese Banking Corporation Limited (Financials, Banks)		85,700	728,357
			3,835,218

South Korea : 4.34%
KB Financial Group Incorporated (Financials, Banks)		14,871	712,542
LG Chem Limited (Materials, Chemicals)		3,049	1,022,103
Samsung Electronics Company Limited (Information Technology, Technology Hardware, Storage & Peripherals)		61,550	2,544,753
Samsung SDI Company Limited (Information Technology, Electronic Equipment, Instruments & Components)		6,952	1,423,151
SK Telecom Company Limited (Telecommunication Services, Wireless Telecommunication Services)		3,874	867,507
			6,570,056

Taiwan : 5.18%
Acer Incorporated (Information Technology, Technology Hardware, Storage & Peripherals)		1,036,000	846,018
Cathay Financial Holding Company Limited (Financials, Insurance)		456,000	784,974
Hon Hai Precision Industry Company Limited (Information Technology, Electronic Equipment, Instruments & Components)		441,085	1,207,386
MediaTek Incorporated (Information Technology, Semiconductors & Semiconductor Equipment)		102,000	846,279
Taiwan Paiho Limited (Consumer Discretionary, Textiles, Apparel & Luxury Goods)		338,000	698,876
Taiwan Semiconductor Manufacturing Company Limited (Information Technology, Semiconductors & Semiconductor Equipment)		431,000	3,463,317
			7,846,850

Thailand : 1.98%
Kasikornbank PCL (Financials, Banks)		129,400	875,113
Land & Houses PCL (Real Estate, Real Estate Management & Development)		4,047,900	1,460,021
Thai Beverage PCL (Consumer Staples, Beverages)		1,179,300	658,367
			2,993,501

Total Common Stocks (Cost $118,860,770)			139,670,981

Expiration date
Participation Notes : 2.89%
China : 2.89%
HSBC Bank plc (Baoshan Iron & Steel Company Limited Class A) (Materials, Metals & Mining)†(a)144A	2-19-2019	515,995	658,221
HSBC Bank plc (Hangzhou Hikvision Digital Technology Limited Class A) (Information Technology, Electronic Equipment, Instruments & Components)†(a)	11-23-2021	165,261	838,883
HSBC Bank plc (Ningbo Joyson Electronic Corporation) (Consumer Discretionary, Auto Components)†(a)	12-2-2019	169,874	655,328

3

Portfolio of investments — July 31, 2018 (unaudited)	Wells Fargo Asia Pacific Fund

Security name			Expiration date	Shares	Value
China (continued)
HSBC Bank plc (Siasun Robot & Automation Company Limited Class A) (Industrials, Machinery)†(a)			11-23-2021	276,974	$694,844
HSBC Bank plc (Songcheng Performance Development Company Limited Class A) (Consumer Discretionary, Hotels, Restaurants & Leisure)†(a)			10-12-2020	235,952	893,613
UBS AG (China Vanke Company Limited Class A) (Real Estate, Real Estate Management & Development)†(a)			10-31-2018	187,200	640,827
Total Participation Notes (Cost $4,767,950)					4,381,716

		Dividend yield
Preferred Stocks : 0.61%
South Korea : 0.61%
Samsung Electronics Company Limited (Information Technology, Technology Hardware, Storage & Peripherals)		3.43%		27,050	924,921

Total Preferred Stocks (Cost $374,972)					924,921

		Yield
Short-Term Investments : 5.14%
Investment Companies : 5.14%
Securities Lending Cash Investment LLC (l)(r)(u)		2.10		1,731,427	1,731,600
Wells Fargo Government Money Market Fund Select Class (l)(u)		1.83		6,046,382	6,046,382
Total Short-Term Investments (Cost $7,777,982)					7,777,982

Total investments in securities (Cost $131,781,674)	100.86%				152,755,600
Other assets and liabilities, net	(0.86)				(1,304,759)

Total net assets	100.00%				$151,450,841

«	All or a portion of this security is on loan.
†	Non-income-earning security
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
(a)	The security is fair valued in accordance with procedures approved by the Board of Trustees.
(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
(r)	The investment is a non-registered investment company purchased with cash collateral received from securities on loan.
(u)	The rate represents the 7-day annualized yield at period end.

Abbreviations:

ADR	American depositary receipt
REIT	Real estate investment trust

4

Investments in Affiliates

An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Fund at the beginning of the period or the end of the period were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Value, end of period	% of net assets
Short-Term Investments
Investment Companies
Securities Lending Cash Investment LLC	993,151	19,079,178	18,340,902	1,731,427	$1,731,600
Wells Fargo Government Money Market Fund Select Class	1,050,305	46,860,917	41,864,840	6,046,382	6,046,382

					$7,777,982	5.14%

Wells Fargo Asia Pacific Fund (the “Fund”)

Notes to Portfolio of investments – July 31, 2018 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC (“Funds Management”).

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures approved by the Board of Trustees of the Fund are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in net asset values that are higher or lower than net asset values based on the last reported sales price or latest quoted bid price. On July 31, 2018, such fair value pricing was not used in pricing foreign securities.

Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment companies that are redeemable at net asset value are fair valued normally at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Foreign currency translation

The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Wells Fargo Asset Management Pricing Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.

Participation notes

The Fund may invest in participation notes to gain exposure to securities in certain foreign markets. Participation notes are issued by banks or broker-dealers and are designed to offer a return linked to a particular underlying foreign security. Participation notes involve transaction costs, which may be higher than those applicable to the underlying foreign security. The holder of the participation note is entitled to receive from the bank or broker-dealer, an amount equal to the dividend paid by the issuer of the underlying foreign security; however, the holder is not entitled to the same rights (i.e. voting rights) as an owner of the underlying foreign security. Investments in participation notes involve risks beyond those normally associated with a direct investment in an underlying security. The Fund has no rights against the issuer of the underlying foreign security and participation notes expose the Fund to counterparty risk in the event the counterparty does not perform. There is also no assurance there will be a secondary trading market for the participation note or that the trading price of the participation note will equal the underlying value of the foreign security that it seeks to replicate.

Securities lending

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”), an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo & Company. Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open Rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are valued at the evaluated bid price provided by an independent pricing service.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities
Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3	–	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of July 31, 2018:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total

Assets
Investments in :
Common stocks
Australia	$13,922,467	$0	$0	$13,922,467
China	34,943,318	779,517	0	35,722,835
Hong Kong	4,263,617	0	0	4,263,617
India	10,855,134	0	0	10,855,134
Indonesia	1,674,135	444,167	0	2,118,302
Japan	46,265,201	0	0	46,265,201
Malaysia	4,058,188	0	0	4,058,188
Philippines	1,219,612	0	0	1,219,612
Singapore	3,835,218	0	0	3,835,218

South Korea	6,570,056	0	0	6,570,056
Taiwan	7,846,850	0	0	7,846,850
Thailand	2,993,501	0	0	2,993,501
Participation notes
China	0	4,381,716	0	4,381,716
Preferred stocks
South Korea	924,921	0	0	924,921
Short-term investments
Investment companies	6,046,382	0	0	6,046,382
Investments measured at net asset value*				1,731,600

Total assets	$145,418,600	$5,605,400	$0	$152,755,600

*

Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The Fund’s investment in Securities Lending Cash Investments, LLC valued at $1,731,600 does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At July 31, 2018, the Fund had no material transfers between Level 1 and Level 2. The fund did not have any transfers into/out of Level 3.

Wells Fargo Diversified International Fund	Portfolio of investments — July 31, 2018 (unaudited)

Security name	Shares	Value
Common Stocks : 94.42%
Argentina : 0.04%
MercadoLibre Incorporated (Information Technology, Internet Software & Services)	142	$48,693

Australia : 2.29%
Asaleo Care Limited (Consumer Staples, Personal Products)	114,700	59,651
Automotive Holdings Group Limited (Consumer Discretionary, Specialty Retail)	29,300	59,428
Bendigo Bank Limited (Financials, Banks)	26,100	227,068
Coca-Cola Amatil Limited (Consumer Staples, Beverages)	29,100	207,118
CSR Limited (Materials, Construction Materials)	59,900	188,691
Harvey Norman Holdings Limited (Consumer Discretionary, Multiline Retail)	43,900	115,785
Lendlease Corporation Limited (Real Estate, Real Estate Management & Development)	17,800	266,209
Metcash Limited (Consumer Staples, Food & Staples Retailing)	28,500	55,688
Mineral Resources Limited (Materials, Metals & Mining)	14,900	183,208
Origin Energy Limited (Energy, Oil, Gas & Consumable Fuels)†	145,745	1,057,904
Qantas Airways Limited (Industrials, Airlines)	59,300	296,063
		2,716,813

Austria : 0.41%
OMV AG (Energy, Oil, Gas & Consumable Fuels)	4,800	271,439
Voestalpine AG (Materials, Metals & Mining)	4,300	215,559
		486,998

Belgium : 0.38%
Anheuser-Busch InBev NV (Consumer Staples, Beverages)	4,420	447,543

Brazil : 1.61%
B3 Brasil Bolsa Balcao SA (Financials, Capital Markets)	15,205	96,376
Banco de Brasil SA (Financials, Banks)	19,000	164,522
Companhia de Saneamento de Minas Gerais SA (Utilities, Water Utilities)	5,300	57,444
Cosan Limited Class A (Energy, Oil, Gas & Consumable Fuels)	99,531	804,210
JBS SA (Consumer Staples, Food Products)	67,500	162,217
Petroleo Brasileiro SA ADR (Energy, Oil, Gas & Consumable Fuels)	53,433	626,769
		1,911,538

Canada : 2.64%
Canadian National Railway Company (Industrials, Road & Rail)	2,283	203,529
Canadian Pacific Railway Limited (Industrials, Road & Rail)	4,852	962,346
Home Capital Group Incorporated (Financials, Thrifts & Mortgage Finance)†«	54,800	644,532
Loblaw Companies Limited (Consumer Staples, Food & Staples Retailing)	3,900	206,205
Lundin Mining Corporation (Materials, Metals & Mining)	97,608	540,245
Magna International Incorporated (Consumer Discretionary, Auto Components)	7,300	444,672
WestJet Airlines Limited (Industrials, Airlines)	9,200	129,565
		3,131,094

China : 3.96%
China Communications Services Corporation Limited H Shares (Telecommunication Services, Diversified Telecommunication Services)	220,000	139,303
China Everbright Limited (Financials, Capital Markets)	190,000	335,506
China Mobile Limited (Telecommunication Services, Wireless Telecommunication Services)	99,500	897,510
China Petroleum & Chemical Corporation H Shares (Energy, Oil, Gas & Consumable Fuels)	218,000	210,250
China Railway Construction Corporation Limited H Shares (Industrials, Construction & Engineering)	141,500	170,722
China Resources Cement Holdings Limited (Materials, Construction Materials)	168,000	191,351
China Telecom Corporation Limited H Shares (Telecommunication Services, Diversified Telecommunication Services)	344,000	162,598
Dongfeng Motor Group Company Limited H Shares (Consumer Discretionary, Automobiles)	106,000	106,283
HollySys Automation Technologies Limited (Information Technology, Electronic Equipment, Instruments & Components)	20,909	485,089

1

Portfolio of investments — July 31, 2018 (unaudited)	Wells Fargo Diversified International Fund

Security name	Shares	Value
China (continued)
NetEase Incorporated ADR (Information Technology, Internet Software & Services)	1,698	$438,084
PICC Property & Casualty Company Limited H Shares (Financials, Insurance)	103,500	116,699
Ping An Insurance Group Company of China Limited H Shares (Financials, Insurance)	56,000	519,400
Shanghai Pharmaceuticals Holding Company Limited H Shares (Health Care, Health Care Providers & Services)	272,000	720,800
Shenzhen International Holdings Limited H Shares (Industrials, Transportation Infrastructure)	49,500	91,192
Weibo Corporation ADR (Information Technology, Internet Software & Services)†	531	43,940
Yantai Changyu Pioneer Wine Company Limited Class B (Consumer Staples, Beverages)	23,400	62,457
		4,691,184

Denmark : 0.65%
Danske Bank AS (Financials, Banks)	9,300	270,351
Genmab AS (Health Care, Biotechnology)†	2,010	344,434
Sydbank AS (Financials, Banks)	4,000	148,386
		763,171

Finland : 0.03%
Fortum Oyj (Utilities, Electric Utilities)	1,493	37,501

France : 7.75%
Air Liquide SA (Materials, Chemicals)	6,277	803,731
Arkema SA (Materials, Chemicals)	910	114,126
AXA SA (Financials, Insurance)	9,200	232,373
BNP Paribas SA (Financials, Banks)	13,239	861,829
Compagnie de Saint-Gobain SA (Industrials, Building Products)	28,699	1,277,766
Compagnie Generale des Etablissements Michelin SCA (Consumer Discretionary, Auto Components)	2,200	283,240
Credit Agricole SA (Financials, Banks)	13,900	195,291
Eiffage SA (Industrials, Construction & Engineering)	4,740	530,549
Engie SA (Utilities, Multi-Utilities)	13,300	214,856
Natixis SA (Financials, Capital Markets)	27,500	197,766
Orange SA (Telecommunication Services, Diversified Telecommunication Services)	87,128	1,489,022
Renault SA (Consumer Discretionary, Automobiles)	3,100	272,925
Safran SA (Industrials, Aerospace & Defense)	2,628	325,897
Sanofi SA (Health Care, Pharmaceuticals)	8,600	747,895
Schneider Electric SE (Industrials, Electrical Equipment)	3,695	297,440
SCOR SE (Financials, Insurance)	7,700	299,383
Societe Generale SA (Financials, Banks)	3,700	164,887
Total SA (Energy, Oil, Gas & Consumable Fuels)	7,000	457,239
Vinci SA (Industrials, Construction & Engineering)	4,081	410,402
		9,176,617

Germany : 16.70%
Allianz AG (Financials, Insurance)	6,645	1,469,680
Aurubis AG (Materials, Metals & Mining)	1,600	131,005
BASF SE (Materials, Chemicals)	2,900	278,614
Bayer AG (Health Care, Pharmaceuticals)	12,642	1,408,221
Bayerische Motoren Werke AG (Consumer Discretionary, Automobiles)	2,200	212,726
Beiersdorf AG (Consumer Staples, Personal Products)	6,234	726,057
Ceconomy AG (Consumer Discretionary, Specialty Retail)	105,846	869,368
Daimler AG (Consumer Discretionary, Automobiles)	5,300	366,585
Deutsche Boerse AG (Financials, Capital Markets)	17,222	2,269,614
Deutsche Post AG (Industrials, Air Freight & Logistics)	41,539	1,466,438
Hannover Rueck SE (Financials, Insurance)	1,200	159,967
Linde AG (Materials, Chemicals)	104	21,769
Linde AG - Tender Shares (Materials, Chemicals)	9,212	2,273,980
Metro AG (Consumer Staples, Food & Staples Retailing)«	43,170	533,077
Muenchener Rueckversicherungs Gesellschaft AG (Financials, Insurance)	8,110	1,799,480
Rheinmetall AG (Industrials, Industrial Conglomerates)	2,504	302,468
SAP SE (Information Technology, Software)	7,980	931,742
Siemens AG (Industrials, Industrial Conglomerates)	9,929	1,402,081
Symrise AG (Materials, Chemicals)	2,278	205,857

2

Wells Fargo Diversified International Fund	Portfolio of investments — July 31, 2018 (unaudited)

Security name	Shares	Value
Germany (continued)
Uniper SE (Utilities, Independent Power & Renewable Electricity Producers)	7,700	$240,317
Volkswagen AG (Consumer Discretionary, Automobiles)	1,600	277,089
Wirecard AG (Information Technology, IT Services)	13,048	2,437,414
		19,783,549

Hong Kong : 2.13%
AIA Group Limited (Financials, Insurance)	130,200	1,136,278
Kingboard Laminates Holdings Limited (Information Technology, Electronic Equipment, Instruments & Components)	109,500	130,858
Nine Dragons Paper Holdings Limited (Materials, Paper & Forest Products)	104,000	128,525
Skyworth Digital Holdings Limited (Consumer Discretionary, Household Durables)	320,000	125,162
Wheelock & Company Limited (Real Estate, Real Estate Management & Development)	22,000	155,841
Xinyi Glass Holdings Limited (Consumer Discretionary, Auto Components)	620,000	729,872
Yue Yuen Industrial Holdings Limited (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	42,000	112,905
		2,519,441

Hungary : 0.05%
Richter Gedeon (Health Care, Pharmaceuticals)	3,500	63,289

India : 0.63%
Housing Development Finance Corporation Limited (Financials, Thrifts & Mortgage Finance)	25,422	739,406

Indonesia : 0.35%
PT Bank Rakyat Indonesia Tbk (Financials, Banks)	1,096,300	233,401
PT Indofood Sukses Makmur Tbk (Consumer Staples, Food Products)	401,600	176,849
		410,250

Ireland : 1.69%
C&C Group plc (Consumer Staples, Beverages)	18,600	74,820
Greencore Group plc (Consumer Staples, Food Products)	176,490	410,719
Medtronic plc (Health Care, Health Care Equipment & Supplies)	13,898	1,254,017
Smurfit Kappa Group plc (Materials, Containers & Packaging)	6,300	258,431
		1,997,987

Israel : 0.93%
Bank Hapoalim Limited (Financials, Banks)	38,000	268,531
Check Point Software Technologies Limited (Information Technology, Software)†	7,391	832,744
		1,101,275

Italy : 3.41%
A2A SpA (Utilities, Multi-Utilities)	104,600	192,216
Assicurazioni Generali SpA (Financials, Insurance)	44,237	786,274
Enel SpA (Utilities, Electric Utilities)	94,000	524,313
Eni SpA (Energy, Oil, Gas & Consumable Fuels)	22,278	428,900
Intesa Sanpaolo SpA (Financials, Banks)	228,511	703,829
Leonardo-Finmeccanica SpA (Industrials, Aerospace & Defense)	9,300	111,468
Mediobanca SpA (Financials, Banks)	23,400	243,091
Prysmian SpA (Industrials, Electrical Equipment)	16,736	429,567
UniCredit SpA (Financials, Banks)	34,777	616,667
		4,036,325

Japan : 12.21%
Adeka Corporation (Materials, Chemicals)	13,000	219,389
Aisin Seiki Company Limited (Consumer Discretionary, Auto Components)	3,300	153,173
Aoyama Trading Company Limited (Consumer Discretionary, Specialty Retail)	1,000	33,046

3

Portfolio of investments — July 31, 2018 (unaudited)	Wells Fargo Diversified International Fund

Security name	Shares	Value
Japan (continued)
Asahi Glass Company Limited (Industrials, Building Products)	3,700	$154,532
CALBEE Incorporated (Consumer Staples, Food Products)	14,000	463,265
Central Glass Company Limited (Industrials, Building Products)	6,800	162,010
Daiwa Securities Group Incorporated (Financials, Capital Markets)	201,000	1,169,886
DCM Holdings Company Limited (Consumer Discretionary, Specialty Retail)	14,100	126,227
Denka Company Limited (Materials, Chemicals)	10,000	342,977
DIC Incorporated (Materials, Chemicals)	5,300	172,535
Dowa Mining Company Limited (Materials, Metals & Mining)	6,000	192,640
Eizo Corporation (Information Technology, Technology Hardware, Storage & Peripherals)	7,300	324,800
Fujikura Limited (Industrials, Electrical Equipment)	25,000	160,309
Hitachi Limited (Information Technology, Electronic Equipment, Instruments & Components)	181,000	1,260,355
Isuzu Motors Limited (Consumer Discretionary, Automobiles)	16,500	222,602
Itochu Corporation (Industrials, Trading Companies & Distributors)	14,600	258,534
Japan Airlines Company Limited (Industrials, Airlines)	6,300	232,302
Japan Exchange Group Incorporated (Financials, Capital Markets)	10,400	184,626
Kaken Pharmaceutical Company Limited (Health Care, Pharmaceuticals)	3,000	155,346
KDDI Corporation (Telecommunication Services, Wireless Telecommunication Services)	20,000	556,813
Maeda Road Construction Company Limited (Industrials, Construction & Engineering)	11,000	212,395
Marubeni Corporation (Industrials, Trading Companies & Distributors)	36,300	276,207
Mazda Motor Corporation (Consumer Discretionary, Automobiles)	12,000	149,175
Mitsubishi Gas Chemical Company Incorporated (Materials, Chemicals)	6,100	135,840
Mitsubishi UFJ Financial Group Incorporated (Financials, Banks)	204,500	1,260,854
Mitsubishi UFJ Lease & Finance Company Limited (Financials, Diversified Financial Services)	37,300	225,505
Mitsui Chemicals Incorporated (Materials, Chemicals)	9,500	254,885
Mizuho Financial Group Incorporated (Financials, Banks)	171,600	298,648
Nippon Telegraph & Telephone Corporation (Telecommunication Services, Diversified Telecommunication Services)	13,500	623,959
Nissan Motor Company Limited (Consumer Discretionary, Automobiles)	32,200	303,958
Nisshinbo Holdings Incorporated (Industrials, Industrial Conglomerates)	12,400	135,960
Nomura Holdings Incorporated (Financials, Capital Markets)	251,100	1,186,839
NTT DOCOMO Incorporated (Telecommunication Services, Wireless Telecommunication Services)	5,400	138,749
ORIX Corporation (Financials, Diversified Financial Services)	16,500	267,093
Resona Holdings Incorporated (Financials, Banks)	62,600	356,011
Rohm Company Limited (Information Technology, Semiconductors & Semiconductor Equipment)	2,900	246,389
Sawai Pharmaceutical Company Limited (Health Care, Pharmaceuticals)	2,100	98,976
Sojitz Corporation (Industrials, Trading Companies & Distributors)	77,400	280,347
Sumitomo Heavy Industries Limited (Industrials, Machinery)	6,000	207,664
Sumitomo Metal Mining Company Limited (Materials, Metals & Mining)	2,950	105,927
Sumitomo Mitsui Financial Group Incorporated (Financials, Banks)	8,000	318,025
Sumitomo Osaka Cement Company (Materials, Construction Materials)	17,000	80,884
Taiyo Nippon Sanso Corporation (Materials, Chemicals)	900	13,764
The Yokohama Rubber Company Limited (Consumer Discretionary, Auto Components)	10,500	223,870
Toho Holdings Company Limited (Health Care, Health Care Providers & Services)	400	9,831
Toyo Ink SC Holding Company Limited (Materials, Chemicals)	7,360	201,089
Toyo Tire & Rubber Company Limited (Consumer Discretionary, Auto Components)	5,900	92,815
UBE Industries Limited (Materials, Chemicals)	7,900	211,604
		14,462,630

Malaysia : 0.61%
CIMB Group Holdings Bhd (Financials, Banks)	502,323	721,665

Netherlands : 6.68%
Aegon NV (Financials, Insurance)	23,200	153,061
Airbus SE (Industrials, Aerospace & Defense)	12,077	1,496,957
Akzo Nobel NV (Materials, Chemicals)	2,618	242,153
ASML Holding NV (Information Technology, Semiconductors & Semiconductor Equipment)	2,404	515,840
BE Semiconductor Industries NV (Information Technology, Semiconductors & Semiconductor Equipment)	4,600	100,050
ING Groep NV (Financials, Banks)	104,110	1,595,051
Koninklijke Ahold NV (Consumer Staples, Food & Staples Retailing)	14,600	371,412
Koninklijke DSM NV (Materials, Chemicals)	2,372	252,795
Koninklijke Philips NV (Industrials, Industrial Conglomerates)	22,434	984,794
NN Group NV (Financials, Insurance)	29,081	1,286,102

4

Wells Fargo Diversified International Fund	Portfolio of investments — July 31, 2018 (unaudited)

Security name	Shares	Value
Netherlands (continued)
OCI NV (Materials, Chemicals)†«	26,639	$805,547
STMicroelectronics NV (Information Technology, Semiconductors & Semiconductor Equipment)	4,056	88,336
X5 Retail Group NV GDR (Consumer Staples, Food & Staples Retailing)	700	18,760
		7,910,858

Norway : 1.39%
Den Norske Bank ASA (Financials, Banks)	75,080	1,514,643
Marine Harvest ASA (Consumer Staples, Food Products)	6,000	131,194
		1,645,837

Poland : 0.01%
Asseco Poland SA (Information Technology, Software)	700	8,834

Portugal : 0.18%
Energias de Portugal SA (Utilities, Electric Utilities)	53,500	218,273

Russia : 1.22%
Gazprom Neft PAO Sponsored ADR - London Exchange (Energy, Oil, Gas & Consumable Fuels)	10,500	272,475
LUKOIL OAO ADR (Energy, Oil, Gas & Consumable Fuels)«	4,200	300,300
MMC Norilsk Nickel PJSC ADR (Materials, Metals & Mining)	25,475	440,718
Mobile TeleSystems PJSC ADR (Telecommunication Services, Wireless Telecommunication Services)	49,486	433,992
		1,447,485

Singapore : 0.29%
DBS Group Holdings Limited (Financials, Banks)	6,400	125,758
United Overseas Bank Limited (Financials, Banks)	10,700	212,373
		338,131

South Africa : 0.95%
Absa Group Limited (Financials, Banks)	12,600	164,482
Imperial Holdings Limited (Consumer Discretionary, Distributors)	5,500	89,132
Old Mutual Limited (Financials, Insurance)†	59,600	136,508
Omnia Holdings Limited (Materials, Chemicals)	7,600	74,716
Sasol Limited (Materials, Chemicals)	16,781	660,407
		1,125,245

South Korea : 2.40%
BNK Financial Group Incorporated (Financials, Banks)	1,018	8,163
Hana Financial Group Incorporated (Financials, Banks)	7,093	284,696
Industrial Bank of Korea (Financials, Banks)	16,600	232,235
KT&G Corporation (Consumer Staples, Tobacco)	2,300	227,193
Kwangju Bank (Financials, Banks)	1,044	10,266
Samsung Electronics Company Limited GDR (Information Technology, Technology Hardware, Storage & Peripherals)144A	246	252,888
SK Telecom Company Limited (Telecommunication Services, Wireless Telecommunication Services)	7,225	1,617,899
Woori Bank (Financials, Banks)	13,760	207,879
		2,841,219

Spain : 0.62%
Banco Santander Central Hispano SA (Financials, Banks)	29,500	166,253
Distribuidora Internacional SA (Consumer Staples, Food & Staples Retailing)	33,900	75,833
International Consolidated Airlines Group SA (Industrials, Airlines)	17,900	166,812

5

Portfolio of investments — July 31, 2018 (unaudited)	Wells Fargo Diversified International Fund

Security name	Shares	Value
Spain (continued)
Repsol YPF SA (Energy, Oil, Gas & Consumable Fuels)	16,200	$321,565
		730,463

Sweden : 0.64%
Boliden AB (Materials, Metals & Mining)	6,700	199,637
Nordea Bank AB (Financials, Banks)	15,000	159,537
Volvo AB Class B (Industrials, Machinery)	22,900	401,462
		760,636

Switzerland : 5.42%
Baloise Holding AG (Financials, Insurance)	2,000	312,478
Credit Suisse Group AG (Financials, Capital Markets)	13,954	225,062
Georg Fischer AG (Industrials, Machinery)	4	5,163
Idorsia Limited (Health Care, Biotechnology)†	2,930	72,854
Lonza Group AG (Health Care, Life Sciences Tools & Services)	1,331	410,397
Nestle SA (Consumer Staples, Food Products)	14,988	1,221,564
Novartis AG (Health Care, Pharmaceuticals)	17,668	1,485,315
Roche Holding AG (Health Care, Pharmaceuticals)	2,230	547,393
Sonova Holding AG (Health Care, Health Care Equipment & Supplies)	1,976	364,806
Swatch Group AG Class B (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	21	9,436
Swiss Life Holding AG (Financials, Insurance)	1,500	538,858
Swiss Reinsurance AG (Financials, Insurance)	3,900	357,564
UBS Group AG (Financials, Capital Markets)	10,600	174,659
Valiant Holding AG (Financials, Banks)	1,900	203,020
Zurich Insurance Group AG (Financials, Insurance)	1,602	492,985
		6,421,554

Taiwan : 0.51%
Hon Hai Precision Industry Company Limited (Information Technology, Electronic Equipment, Instruments & Components)	54,000	147,815
Pegatron Corporation (Information Technology, Technology Hardware, Storage & Peripherals)	83,000	184,631
Powertech Technology Incorporated (Information Technology, Semiconductors & Semiconductor Equipment)	51,000	144,101
Zhen Ding Technology Holding (Information Technology, Electronic Equipment, Instruments & Components)	55,000	129,353
		605,900

Thailand : 0.27%
Bangchak Corporation PCL (Energy, Oil, Gas & Consumable Fuels)	135,400	142,441
Thai Oil PCL (Energy, Oil, Gas & Consumable Fuels)	75,100	181,147
		323,588

United Kingdom : 15.08%
3i Group plc (Financials, Capital Markets)	27,100	337,062
Anglo American plc (Materials, Metals & Mining)	11,100	252,457
Aon plc (Financials, Insurance)	5,429	779,333
Aviva plc (Financials, Insurance)	22,000	144,380
BAE Systems plc (Industrials, Aerospace & Defense)	70,700	606,152
Barratt Developments plc (Consumer Discretionary, Household Durables)	23,400	164,011
Bellway plc (Consumer Discretionary, Household Durables)	4,200	160,806
Bovis Homes Group plc (Consumer Discretionary, Household Durables)	8,600	130,206
BP plc (Energy, Oil, Gas & Consumable Fuels)	178,903	1,346,217
BT Group plc (Telecommunication Services, Diversified Telecommunication Services)	33,500	102,671
Centrica plc (Utilities, Multi-Utilities)	68,900	134,522
ConvaTec Limited (Health Care, Health Care Equipment & Supplies)144A	164,820	473,772
Crest Nicholson Holdings plc (Consumer Discretionary, Household Durables)	20,500	102,463
Debenhams plc (Consumer Discretionary, Multiline Retail)	93,500	14,739
Experian Group Limited plc (Industrials, Professional Services)	17,178	422,530

6

Wells Fargo Diversified International Fund	Portfolio of investments — July 31, 2018 (unaudited)

Security name			Shares	Value
United Kingdom (continued)
Ferguson plc (Industrials, Trading Companies & Distributors)			10,482	$826,864
Firstgroup plc (Industrials, Road & Rail)†			54,400	63,049
Galliford Try plc (Industrials, Construction & Engineering)			8,666	106,068
GlaxoSmithKline plc (Health Care, Pharmaceuticals)			32,300	670,525
Glencore International plc (Materials, Metals & Mining)			147,095	645,817
HSBC Holdings plc (Financials, Banks)			45,594	437,163
Inchcape plc (Consumer Discretionary, Distributors)			19,900	184,275
J Sainsbury plc (Consumer Staples, Food & Staples Retailing)			90,900	390,146
John Wood Group plc (Energy, Energy Equipment & Services)			131,228	1,119,237
Kingfisher plc (Consumer Discretionary, Specialty Retail)			383,271	1,492,586
Lloyds Banking Group plc (Financials, Banks)			134,900	110,452
London Stock Exchange Group plc (Financials, Capital Markets)			6,519	376,230
Man Group plc (Financials, Capital Markets)			353,558	805,148
Marks & Spencer Group plc (Consumer Discretionary, Multiline Retail)			44,100	178,281
Melrose Industries plc (Industrials, Electrical Equipment)			12,594	35,689
Prudential plc (Financials, Insurance)			12,710	301,119
Qinetiq Group plc (Industrials, Aerospace & Defense)			47,700	169,419
Quilter plc (Financials, Capital Markets)†144A			19,866	40,338
Redrow plc (Consumer Discretionary, Household Durables)			24,200	170,571
Rentokil Initial plc (Industrials, Commercial Services & Supplies)			70,862	315,583
Royal Dutch Shell plc Class B (Energy, Oil, Gas & Consumable Fuels)			20,400	715,321
Royal Mail plc (Industrials, Air Freight & Logistics)			20,900	128,630
Sensata Technologies Holding plc (Industrials, Electrical Equipment)†			22,470	1,221,694
Smiths Group plc (Industrials, Industrial Conglomerates)			26,085	552,599
Standard Chartered plc (Financials, Banks)			38,233	345,257
Tate & Lyle plc (Consumer Staples, Food Products)			15,700	128,588
The Berkeley Group Holdings plc (Consumer Discretionary, Household Durables)			4,400	215,589
Vodafone Group plc (Telecommunication Services, Wireless Telecommunication Services)			386,372	943,266
				17,860,825

United States : 0.29%
WABCO Holdings Incorporated (Industrials, Machinery)†			2,745	344,992

Total Common Stocks (Cost $97,661,345)				111,830,809

		Expiration date
Participation Notes : 0.53%
Ireland : 0.53%
HSBC Bank plc (Ryanair Holdings plc) (Industrials, Airlines)(a)		10-29-2018	38,087	627,715

Total Participation Notes (Cost $416,730)				627,715

	Dividend yield
Preferred Stocks : 1.09%
Brazil : 0.46%
Companhia Energetica de Minas Gerais SA (Utilities, Electric Utilities)	6.44%		13,600	29,821
Petroleo Brasileiro SA (Energy, Oil, Gas & Consumable Fuels)	0.22		99,517	522,867
				552,688

Germany : 0.63%
Henkel AG & Company KGaA (Consumer Staples, Household Products)	1.76		5,938	744,701

Total Preferred Stocks (Cost $1,325,454)				1,297,389

7

Portfolio of investments — July 31, 2018 (unaudited)	Wells Fargo Diversified International Fund

Security name		Yield	Shares	Value
Short-Term Investments : 5.11%
Investment Companies : 5.11%
Securities Lending Cash Investment LLC (l)(r)(u)		2.10%	1,603,231	$1,603,391
Wells Fargo Government Money Market Fund Select Class (l)(u)		1.83	4,444,098	4,444,098
Total Short-Term Investments (Cost $6,047,487)				6,047,489

Total investments in securities (Cost $105,451,016)	101.15%			119,803,402
Other assets and liabilities, net	(1.15)			(1,360,507)

Total net assets	100.00%			$118,442,895

†	Non-income-earning security
«	All or a portion of this security is on loan.
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
(a)	The security is fair valued in accordance with procedures approved by the Board of Trustees.
(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
(r)	The investment is a non-registered investment company purchased with cash collateral received from securities on loan.
(u)	The rate represents the 7-day annualized yield at period end.

Abbreviations:

ADR	American depositary receipt
GDR	Global depositary receipt

8

Forward Foreign Currency Contracts

Currency to be received	Currency to be delivered	Counterparty¤¤	Settlement date	Unrealized gains	Unrealized losses
2,336,343 USD	1,989,000 EUR	Goldman Sachs	9-5-2018	$4,799	$0
2,996,735 USD	2,236,000 GBP	Morgan Stanley	9-5-2018	57,833	0
530,000 GBP	702,393 USD	Morgan Stanley	9-5-2018	0	(5,874)

				$62,632	$(5,874)

¤¤	Transaction can only be closed with the originating counterparty.

Investments in Affiliates

An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Fund at the beginning of the period or the end of the period were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Value, end of period	% of net assets
Short-Term Investments
Investment Companies
Securities Lending Cash Investment LLC	798,430	24,303,650	23,498,849	1,603,231	$1,603,391
Wells Fargo Government Money Market Fund Select Class	2,773,394	26,055,103	24,384,399	4,444,098	4,444,098

					$6,047,489	5.11%

Wells Fargo Diversified International Fund (the “Fund”)

Notes to Portfolio of investments – July 31, 2018 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC (“Funds Management”).

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures approved by the Board of Trustees of the Fund are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in net asset values that are higher or lower than net asset values based on the last reported sales price or latest quoted bid price. On July 31, 2018, such fair value pricing was not used in pricing foreign securities.

Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment companies that are redeemable at net asset value are fair valued normally at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Foreign currency translation

The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Wells Fargo Asset Management Pricing Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.

Participation notes

The Fund may invest in participation notes to gain exposure to securities in certain foreign markets. Participation notes are issued by banks or broker-dealers and are designed to offer a return linked to a particular underlying foreign security. Participation notes involve transaction costs, which may be higher than those applicable to the underlying foreign security. The holder of the participation note is entitled to receive from the bank or broker-dealer, an amount equal to the dividend paid by the issuer of the underlying foreign security; however, the holder is not entitled to the same rights (i.e. voting rights) as an owner of the underlying foreign security. Investments in participation notes involve risks beyond those normally associated with a direct investment in an underlying security. The Fund has no rights against the issuer of the underlying foreign security and participation notes expose the Fund to counterparty risk in the event the counterparty does not perform. There is also no assurance there will be a secondary trading market for the participation note or that the trading price of the participation note will equal the underlying value of the foreign security that it seeks to replicate.

Forward foreign currency contracts

The Fund is subject to foreign currency risk in the normal course of pursuing its investment objectives. A forward foreign currency contract is an agreement between two parties to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund enters into forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. Forward foreign currency contracts are recorded at the forward rate and marked-to-market daily. When the contracts are closed, realized gains and losses arising from such transactions are recorded as realized gains or losses on forward foreign currency contracts. The Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably. The Fund’s maximum risk of loss from counterparty credit risk is the unrealized gains on the contracts. This risk may be mitigated if there is a master netting arrangement between the Fund and the counterparty.

Securities lending

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”), an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo & Company. Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open Rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are valued at the evaluated bid price provided by an independent pricing service.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities
Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3	–	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of July 31, 2018:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Common stocks
Argentina	$48,693	$0	$0	$48,693
Australia	2,716,813	0	0	2,716,813
Austria	486,998	0	0	486,998
Belgium	447,543	0	0	447,543

Brazil	1,911,538	0	0	1,911,538
Canada	3,131,094	0	0	3,131,094
China	4,691,184	0	0	4,691,184
Denmark	763,171	0	0	763,171
Finland	37,501	0	0	37,501
France	9,176,617	0	0	9,176,617
Germany	19,783,549	0	0	19,783,549
Hong Kong	2,519,441	0	0	2,519,441
Hungary	63,289	0	0	63,289
India	739,406	0	0	739,406
Indonesia	410,250	0	0	410,250
Ireland	1,997,987	0	0	1,997,987
Israel	1,101,275	0	0	1,101,275
Italy	4,036,325	0	0	4,036,325
Japan	14,462,630	0	0	14,462,630
Malaysia	721,665	0	0	721,665
Netherlands	7,910,858	0	0	7,910,858
Norway	1,645,837	0	0	1,645,837
Poland	8,834	0	0	8,834
Portugal	218,273	0	0	218,273
Russia	1,447,485	0	0	1,447,485
Singapore	338,131	0	0	338,131
South Africa	1,125,245	0	0	1,125,245
South Korea	2,841,219	0	0	2,841,219
Spain	730,463	0	0	730,463
Sweden	760,636	0	0	760,636
Switzerland	6,421,554	0	0	6,421,554
Taiwan	605,900	0	0	605,900
Thailand	323,588	0	0	323,588
United Kingdom	17,860,825	0	0	17,860,825
United States	344,992	0	0	344,992
Participation notes
Ireland	0	627,715	0	627,715
Preferred stocks
Brazil	552,688	0	0	552,688
Germany	744,701	0	0	744,701
Short-term investments
Investment companies	4,444,098	0	0	4,444,098
Investments measured at net asset value*				1,603,391

	117,572,296	627,715	0	119,803,402
Forward foreign currency contracts	0	62,632	0	62,632

Total assets	$117,572,296	$690,347	$0	$119,866,034

Liabilities
Forward foreign currency contracts	$0	$5,874	$0	$5,874

Total liabilities	$0	$5,874	$0	$5,874

*

Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The Fund’s investment in Securities Lending Cash Investments, LLC valued at $1,603,391 does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

Forward foreign currency contracts are reported at their cumulative unrealized gains (losses) at measurement date as reported in the table following the Portfolio of investments. All other assets and liabilities are reported at their market value at measurement date.

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At July 31, 2018, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

Wells Fargo Emerging Markets Equity Fund	Portfolio of investments — July 31, 2018 (unaudited)

Security name	Shares	Value
Common Stocks : 94.82%
Argentina : 0.48%
MercadoLibre Incorporated (Information Technology, Internet Software & Services)	54,600	$18,722,886

Brazil : 7.18%
Ambev SA ADR (Consumer Staples, Beverages)	4,477,000	23,011,780
Atacadao Distribuicao Comercio e Industria Limitada (Consumer Staples, Food & Staples Retailing)	5,740,000	23,918,574
B2W Companhia Digital (Consumer Discretionary, Internet & Direct Marketing Retail)†	4,344,833	32,586,537
B3 Brasil Bolsa Balcao SA (Financials, Capital Markets)	6,823,005	43,247,086
Banco Bradesco SA ADR (Financials, Banks)	3,611,245	29,178,860
BK Brasil Operacao e Assesso SA (Consumer Discretionary, Hotels, Restaurants & Leisure)†	3,215,794	12,277,816
BRF Brazil Foods SA ADR (Consumer Staples, Food Products)†«	4,618,092	28,031,818
Hapvida Participacoes e Investimentos SA (Health Care, Health Care Providers & Services)†144A	913,107	6,850,796
IRB-Brasil Resseguros SA (Financials, Insurance)	990,669	14,094,723
Lojas Renner SA (Consumer Discretionary, Multiline Retail)	3,014,250	24,799,520
Multiplan Empreendimentos Imobiliarios SA (Real Estate, Real Estate Management & Development)	2,361,906	12,636,100
Petrobras Distribuidora SA (Consumer Discretionary, Specialty Retail)	2,099,000	10,899,611
Raia Drogasil SA (Consumer Staples, Food & Staples Retailing)	791,600	15,683,099
		277,216,320

Chile : 1.92%
AES Gener SA (Utilities, Independent Power & Renewable Electricity Producers)	15,613,250	4,146,755
Banco Santander Chile SA ADR (Financials, Banks)	1,068,392	35,053,942
SACI Falabella (Consumer Discretionary, Multiline Retail)	3,737,228	34,802,348
		74,003,045

China : 29.86%
51job Incorporated ADR (Industrials, Professional Services)†	468,441	42,988,831
A Living Services Company Limited H Shares (Industrials, Commercial Services & Supplies)†	4,233,295	7,798,835
Alibaba Group Holding Limited ADR (Information Technology, Internet Software & Services)†	321,037	60,107,758
Baidu Incorporated ADR (Information Technology, Internet Software & Services)†	116,540	28,806,357
Best Incorporated ADR (Industrials, Air Freight & Logistics)†«	2,959,842	28,503,278
Bilibili Incorporated ADR (Information Technology, Software)†«	1,655,992	19,391,666
China Distance Education ADR (Consumer Discretionary, Diversified Consumer Services)	973,710	7,263,877
China Life Insurance Company Limited H Shares (Financials, Insurance)	28,618,290	71,390,311
China Literature Limited (Consumer Discretionary, Internet & Direct Marketing Retail)†«144A	822,768	6,881,689
China MeiDong Auto Holdings Limited (Consumer Discretionary, Specialty Retail)	17,644,000	6,316,642
China Mobile Limited (Telecommunication Services, Wireless Telecommunication Services)	13,050,165	117,715,097
China Rapid Finance Limited ADR (Financials, Consumer Finance)†«	1,326,299	2,321,023
CNOOC Limited (Energy, Oil, Gas & Consumable Fuels)	26,974,000	45,088,116
Ctrip.com International Limited ADR (Consumer Discretionary, Internet & Direct Marketing Retail)†	1,176,632	48,418,407
Greentree Hospitality Group Limited (Consumer Discretionary, Hotels, Restaurants & Leisure)†	954,841	16,041,329
Gridsum Holding Incorporated ADR (Information Technology, Software)†«	501,040	3,256,760
Hengan International Group Company Limited (Consumer Staples, Personal Products)	5,017,000	44,647,117
Huami Corporation ADR (Information Technology, Electronic Equipment, Instruments & Components)†«	1,253,313	11,718,477
IQIYI Incorporated ADR (Information Technology, Internet Software & Services)†«	797,083	25,522,598
Jianpu Technology Incorporated ADR (Financials, Consumer Finance)†«	2,623,740	13,538,498
Li Ning Company Limited (Consumer Discretionary, Textiles, Apparel & Luxury Goods)†	29,084,207	31,681,537
New Oriental Education & Technology Group Incorporated ADR (Consumer Discretionary, Diversified Consumer Services)	820,913	70,631,355
Pinduoduo Incorporated ADR (Consumer Discretionary, Internet & Direct Marketing Retail)†	143,141	3,233,555
PPDAI Group Incorporated ADR (Financials, Consumer Finance)†	2,804,705	12,733,361
Shandong Weigao Group Medical Polymer Company Limited H Shares (Health Care, Health Care Equipment & Supplies)	18,024,000	13,777,973
SINA Corporation (Information Technology, Internet Software & Services)†	919,907	74,034,115
Tencent Holdings Limited (Information Technology, Internet Software & Services)	1,968,800	89,095,847
Tsingtao Brewery Company Limited H Shares (Consumer Staples, Beverages)	7,600,000	40,618,928
Vipshop Holdings Limited ADR (Consumer Discretionary, Internet & Direct Marketing Retail)†	5,674,738	54,761,222
Want Want China Holdings Limited (Consumer Staples, Food Products)	50,204,000	41,511,261
Weibo Corporation ADR (Information Technology, Internet Software & Services)†«	563,126	46,598,677

1

Portfolio of investments — July 31, 2018 (unaudited)	Wells Fargo Emerging Markets Equity Fund

Security name	Shares	Value
China (continued)
Wise Talent Information Technology Company Limited (Information Technology, Internet Software & Services)†	1,648,460	$5,975,078
Xiaomi Corporation Class B (Information Technology, Technology Hardware, Storage & Peripherals)†«	19,409,400	43,521,884
Zhou Hei Ya International Holding Company Limited (Consumer Staples, Food Products)«	22,403,626	16,383,742
		1,152,275,201

Colombia : 0.53%
Bancolombia SA ADR (Financials, Banks)	442,400	20,310,584

Hong Kong : 4.89%
AIA Group Limited (Financials, Insurance)	9,121,400	79,604,016
Johnson Electric Holdings Limited (Industrials, Electrical Equipment)	4,214,250	12,483,207
Sun Art Retail Group Limited (Consumer Staples, Food & Staples Retailing)	24,590,500	31,329,269
WH Group Limited (Consumer Staples, Food Products)144A	81,205,500	65,179,181
		188,595,673

India : 9.83%
AU Small Finance Bank Limited (Financials, Consumer Finance)144A	451,041	4,234,454
Bajaj Finance Limited (Financials, Consumer Finance)	470,281	18,498,914
Bandhan Bank Limited (Financials, Banks)144A	1,416,131	14,481,087
Bharti Airtel Limited (Telecommunication Services, Wireless Telecommunication Services)	2,618,728	14,913,706
Bharti Infratel Limited (Telecommunication Services, Diversified Telecommunication Services)	2,873,851	12,010,999
Dalmia Bharat Limited (Materials, Construction Materials)	312,329	12,047,569
Fortis Healthcare Limited (Health Care, Health Care Providers & Services)†	5,634,970	11,473,489
HDFC Bank Limited ADR (Financials, Banks)	123,826	12,796,179
Housing Development Finance Corporation Limited (Financials, Thrifts & Mortgage Finance)	1,115,700	32,450,442
ICICI Bank Limited ADR (Financials, Banks)	2,536,952	22,401,286
Indusind Bank Limited (Financials, Banks)	817,217	23,772,556
ITC Limited (Consumer Staples, Tobacco)	9,678,960	42,011,721
Kotak Mahindra Bank Limited (Financials, Banks)	1,057,262	20,145,187
Laurus Labs Limited (Health Care, Pharmaceuticals)144A	455,595	3,020,417
Max Financial Services Limited (Financials, Insurance)	925,389	6,708,391
Oberoi Realty Limited (Real Estate, Real Estate Management & Development)	1,064,750	7,701,580
PNB Housing Finance Limited (Financials, Thrifts & Mortgage Finance)144A	191,606	3,614,145
Reliance Industries Limited (Energy, Oil, Gas & Consumable Fuels)	78,400	1,355,700
Reliance Industries Limited GDR (Energy, Oil, Gas & Consumable Fuels)144A	2,493,174	85,266,551
SBI Life Insurance Company Limited (Financials, Insurance)144A	914,273	9,144,563
SH Kelkar & Company Limited (Materials, Chemicals)	1,314,144	3,783,233
Ultra Tech Cement Limited (Materials, Construction Materials)	286,000	17,487,861
		379,320,030

Indonesia : 1.86%
PT Astra International Tbk (Consumer Discretionary, Automobiles)	19,151,000	9,495,815
PT Bank Central Asia Tbk (Financials, Banks)	11,349,500	18,318,975
PT Blue Bird Tbk (Industrials, Road & Rail)	13,605,309	2,481,412
PT Link Net Tbk (Telecommunication Services, Diversified Telecommunication Services)	38,278,161	11,228,615
PT Matahari Department Store Tbk (Consumer Discretionary, Multiline Retail)	10,474,600	5,829,311
PT Telekomunikasi Indonesia Persero Tbk ADR (Telecommunication Services, Diversified Telecommunication Services)«	997,754	24,464,928
		71,819,056

Luxembourg : 0.07%
Biotoscana Investments SA (Health Care, Biotechnology)†	1,156,551	2,785,608

Malaysia : 0.96%
Genting Bhd (Consumer Discretionary, Hotels, Restaurants & Leisure)	8,780,900	18,901,076

2

Wells Fargo Emerging Markets Equity Fund	Portfolio of investments — July 31, 2018 (unaudited)

Security name	Shares	Value
Malaysia (continued)
Genting Malaysia Bhd (Consumer Discretionary, Hotels, Restaurants & Leisure)	14,496,300	$18,044,595
		36,945,671

Mexico : 6.07%
America Movil SAB de CV ADR (Telecommunication Services, Wireless Telecommunication Services)	1,537,320	26,303,545
Banco Santander Mexico ADR (Financials, Banks)	2,045,333	17,098,984
Becle SAB de CV ADR (Consumer Staples, Beverages)	12,263,925	17,095,238
Cemex SAB de CV ADR (Materials, Construction Materials)†	2,111,848	15,733,268
Fibra Uno Administracion SAB de CV (Real Estate, Equity REITs)	31,486,872	45,479,019
Fomento Economico Mexicano SAB de CV ADR (Consumer Staples, Beverages)	722,120	70,868,857
Grupo Financiero Banorte SAB de CV (Financials, Banks)	3,403,188	23,737,546
Wal-Mart de Mexico SAB de CV (Consumer Staples, Food & Staples Retailing)	6,127,100	17,887,111
		234,203,568

Peru : 0.39%
Compania de Minas Buenaventura SA ADR (Materials, Metals & Mining)	1,082,495	14,873,481

Philippines : 0.73%
Ayala Corporation (Financials, Diversified Financial Services)	727,624	13,687,908
SM Investments Corporation (Industrials, Industrial Conglomerates)	812,873	14,541,556
		28,229,464

Poland : 0.22%
PLAY Communications SA (Telecommunication Services, Wireless Telecommunication Services)	1,473,299	8,626,864

Russia : 2.80%
LUKOIL PJSC ADR (Energy, Oil, Gas & Consumable Fuels)	461,249	33,108,453
Magnit (Consumer Staples, Food & Staples Retailing)(a)	150,816	9,958,227
Sberbank of Russia ADR (Financials, Banks)	1,461,195	20,588,238
Yandex NV Class A (Information Technology, Internet Software & Services)†	1,240,106	44,594,212
		108,249,130

Singapore : 0.17%
Sea Limited ADR (Information Technology, Software)†«	469,342	6,617,722

South Africa : 3.64%
AngloGold Ashanti Limited ADR (Materials, Metals & Mining)«	958,071	8,517,251
MTN Group Limited (Telecommunication Services, Wireless Telecommunication Services)	2,962,643	25,762,113
Shoprite Holdings Limited (Consumer Staples, Food & Staples Retailing)	2,598,100	42,950,781
Standard Bank Group Limited (Financials, Banks)	1,660,190	25,701,897
Tiger Brands Limited (Consumer Staples, Food Products)	1,405,333	37,354,589
		140,286,631

South Korea : 11.04%
KT Corporation ADR (Telecommunication Services, Diversified Telecommunication Services)	3,674,813	50,344,938
KT&G Corporation (Consumer Staples, Tobacco)	234,091	23,123,457
Naver Corporation (Information Technology, Internet Software & Services)	93,800	60,037,366
Netmarble Games Corporation (Information Technology, Software)144A	23,102	2,984,168
Samsung Electronics Company Limited (Information Technology, Technology Hardware, Storage & Peripherals)	4,511,800	186,538,015
Samsung Life Insurance Company Limited (Financials, Insurance)	618,337	53,230,102
SK Hynix Incorporated (Information Technology, Semiconductors & Semiconductor Equipment)	643,500	49,643,812
		425,901,858

3

Portfolio of investments — July 31, 2018 (unaudited)	Wells Fargo Emerging Markets Equity Fund

Security name				Shares	Value
Taiwan : 8.87%
104 Corporation (Industrials, Professional Services)				1,655,000	$9,163,210
MediaTek Incorporated (Information Technology, Semiconductors & Semiconductor Equipment)				3,919,881	32,522,695
President Chain Store Corporation (Consumer Staples, Food & Staples Retailing)				2,900,000	31,875,939
Taiwan Semiconductor Manufacturing Company Limited (Information Technology, Semiconductors & Semiconductor Equipment)				8,285,224	66,576,243
Taiwan Semiconductor Manufacturing Company Limited ADR (Information Technology, Semiconductors & Semiconductor Equipment)				2,902,852	119,626,531
Uni-President Enterprises Corporation (Consumer Staples, Food Products)				31,212,368	82,379,282
					342,143,900

Thailand : 2.51%
PTT Exploration & Production PCL (Energy, Oil, Gas & Consumable Fuels)				2,533,139	10,507,159
PTT PCL (Energy, Oil, Gas & Consumable Fuels)				14,459,000	22,164,382
Siam Commercial Bank PCL (Financials, Banks)				7,805,100	32,491,925
Thai Beverage PCL (Consumer Staples, Beverages)				56,927,000	31,780,600
					96,944,066

Turkey : 0.09%
Avivasa Emeklilik Ve Hayat AS (Financials, Insurance)				1,246,853	3,394,640

United Arab Emirates : 0.05%
Emaar Malls Group (Real Estate, Real Estate Management & Development)				3,773,147	2,095,537

United Kingdom : 0.66%
Standard Chartered plc (Financials, Banks)				2,805,244	25,332,310

Total Common Stocks (Cost $2,840,809,298)					3,658,893,245

		Interest rate	Maturity date	Principal
Convertible Debentures : 0.00%
Brazil : 0.00%
Lupatech SA (Energy, Energy Equipment & Services)†(a)		6.50%	4-15-2018	$303,000	0

Total Convertible Debentures (Cost $160,691)					0

		Dividend yield		Shares
Preferred Stocks : 1.32%
Brazil : 1.32%
Lojas Americanas SA (Consumer Discretionary, Multiline Retail)		0.48		10,600,093	51,231,100

Total Preferred Stocks (Cost $43,843,242)					51,231,100

		Yield
Short-Term Investments : 7.69%
Investment Companies : 7.69%
Securities Lending Cash Investment LLC (l)(r)(u)		2.10		159,616,732	159,632,694
Wells Fargo Government Money Market Fund Select Class (l)(u)		1.83		137,072,758	137,072,758
Total Short-Term Investments (Cost $296,705,452)					296,705,452

Total investments in securities (Cost $3,181,518,683)	103.83%				4,006,829,797
Other assets and liabilities, net	(3.83)				(147,968,656)

Total net assets	100.00%				$3,858,861,141

4

Wells Fargo Emerging Markets Equity Fund	Portfolio of investments — July 31, 2018 (unaudited)

†	Non-income-earning security
«	All or a portion of this security is on loan.
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
(a)	The security is fair valued in accordance with procedures approved by the Board of Trustees.
(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
(r)	The investment is a non-registered investment company purchased with cash collateral received from securities on loan.
(u)	The rate represents the 7-day annualized yield at period end.

Abbreviations:

ADR	American depositary receipt
GDR	Global depositary receipt
REIT	Real estate investment trust

5

Investments in Affiliates

An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Fund at the beginning of the period or the end of the period were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Value, end of period	% of net assets
Short-Term Investments
Investment Companies
Securities Lending Cash Investment LLC	123,189,507	1,011,555,193	975,127,968	159,616,732	$159,632,694
Wells Fargo Government Money Market Fund Select Class	263,185,940	402,293,872	528,407,054	137,072,758	137,072,758

					$296,705,452	7.69%

Wells Fargo Emerging Markets Equity Fund (the “Fund”)

Notes to Portfolio of investments – July 31, 2018 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC (“Funds Management”).

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures approved by the Board of Trustees of the Fund are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in net asset values that are higher or lower than net asset values based on the last reported sales price or latest quoted bid price. On July 31, 2018, such fair value pricing was not used in pricing foreign securities.

Debt securities are valued at the evaluated bid price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment companies that are redeemable at net asset value are fair valued normally at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Foreign currency translation

The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Wells Fargo Asset Management Pricing Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.

Securities lending

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”), an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo & Company. Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open Rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are valued at the evaluated bid price provided by an independent pricing service.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities
Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3	–	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of July 31, 2018:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Common stocks
Argentina	$18,722,886	$0	$0	$18,722,886
Brazil	277,216,320	0	0	277,216,320
Chile	74,003,045	0	0	74,003,045
China	1,152,275,201	0	0	1,152,275,201
Colombia	20,310,584	0	0	20,310,584
Hong Kong	188,595,673	0	0	188,595,673
India	379,320,030	0	0	379,320,030
Indonesia	71,819,056	0	0	71,819,056
Luxembourg	2,785,608	0	0	2,785,608
Malaysia	36,945,671	0	0	36,945,671
Mexico	234,203,568	0	0	234,203,568
Peru	14,873,481	0	0	14,873,481
Philippines	28,229,464	0	0	28,229,464
Poland	8,626,864	0	0	8,626,864
Russia	98,290,903	9,958,227	0	108,249,130
Singapore	6,617,722	0	0	6,617,722

South Africa	140,286,631	0	0	140,286,631
South Korea	425,901,858	0	0	425,901,858
Taiwan	342,143,900	0	0	342,143,900
Thailand	96,944,066	0	0	96,944,066
Turkey	3,394,640	0	0	3,394,640
United Arab Emirates	2,095,537	0	0	2,095,537
United Kingdom	25,332,310	0	0	25,332,310
Convertible Debentures
Brazil	0	0	0	0
Preferred stocks
Brazil	51,231,100	0	0	51,231,100
Short-term investments
Investment companies	137,072,758	0	0	137,072,758
Investments measured at net asset value*				159,632,694

Total assets	$3,837,238,876	$9,958,227	$0	$4,006,829,797

*

Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The Fund’s investment in Securities Lending Cash Investments, LLC valued at $159,632,694 does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At July 31, 2018, the Fund had no material transfers between Level 1 and Level 2. The fund did not have any transfers into/out of Level 3.

Wells Fargo Emerging Markets Equity Income Fund	Portfolio of investments — July 31, 2018 (unaudited)

Security name	Shares	Value
Common Stocks : 88.94%
Brazil : 4.98%
B3 Brasil Bolsa Balcao SA (Financials, Capital Markets)	1,276,500	$8,090,996
BB Seguridade Participacoes SA (Financials, Insurance)	600,596	3,918,844
Petrobras Distribuidora SA (Consumer Discretionary, Specialty Retail)	690,000	3,583,007
Petroleo Brasileiro SA ADR Class A (Energy, Oil, Gas & Consumable Fuels)	479,326	5,013,750
Vale SA (Materials, Metals & Mining)	641,174	9,368,284
		29,974,881

Chile : 0.94%
Enel Americas SA ADR (Utilities, Electric Utilities)	644,907	5,655,834

China : 21.76%
Agricultural Bank of China H Shares (Financials, Banks)	9,327,000	4,515,529
Agricultural Bank of China Limited Class A (Financials, Banks)	205,600	109,629
Bank of China Limited H Shares (Financials, Banks)	20,361,000	9,546,185
Baoshan Iron & Steel Company Limited Class A (Industrials, Machinery)	76,800	97,765
China Communications Construction Company Limited H Shares (Industrials, Construction & Engineering)	4,823,000	5,327,449
China Communications Services Corporation Limited H Shares (Telecommunication Services, Diversified Telecommunication Services)	11,606,000	7,348,892
China Construction Bank H Shares (Financials, Banks)	19,827,000	17,960,131
China Lesso Group Holdings Limited Class L (Industrials, Building Products)	6,342,000	3,902,620
China Life Insurance Company Limited H Shares (Financials, Insurance)	1,086,000	2,709,102
China Mobile Limited (Telecommunication Services, Wireless Telecommunication Services)	467,500	4,216,943
China Petroleum & Chemical Corporation H Shares (Energy, Oil, Gas & Consumable Fuels)	13,251,600	12,780,478
China Resources Cement Holdings Limited (Materials, Construction Materials)	2,720,000	3,098,056
China Resources Land Limited (Real Estate, Real Estate Management & Development)	1,696,000	6,201,413
China State Construction Engineering Corporation Limited Class A (Industrials, Construction & Engineering)	79,800	67,800
China State Construction International Holdings Limited (Industrials, Construction & Engineering)	3,100,000	3,692,804
China Telecom Corporation Limited H Shares (Telecommunication Services, Diversified Telecommunication Services)	10,316,000	4,876,050
CNOOC Limited (Energy, Oil, Gas & Consumable Fuels)	5,487,000	9,171,739
Huaneng Power International Incorporated H Shares (Utilities, Independent Power & Renewable Electricity Producers)	4,598,000	3,450,382
Huayu Automotive Systems Company Limited Class A (Consumer Discretionary, Auto Components)	39,865	136,183
Industrial & Commercial Bank of China Limited H Shares (Financials, Banks)	18,898,000	13,988,620
Inner Mongolia Yili Industrial Group Company Limited Class A (Consumer Staples, Food Products)	25,500	98,765
Lenovo Group Limited (Information Technology, Technology Hardware, Storage & Peripherals)	11,108,000	6,156,134
Midea Group Company Limited Class A (Consumer Discretionary, Household Durables)	19,000	132,512
PICC Property & Casualty Company Limited H Shares (Financials, Insurance)	7,545,000	8,507,176
Poly Real Estate Group Company Limited Class A (Real Estate, Real Estate Management & Development)	94,000	167,028
Zhejiang Expressway Company Limited H Shares (Industrials, Transportation Infrastructure)	3,306,000	2,805,175
		131,064,560

Hong Kong : 3.41%
China Merchants Port Holdings Company Limited (Industrials, Transportation Infrastructure)	1,452,000	3,004,246
Chow Tai Fook Jewellery Company Limited (Consumer Discretionary, Specialty Retail)	4,938,200	4,875,883
Guangdong Investment Limited (Utilities, Water Utilities)	1,812,000	3,121,173
Sands China Limited (Consumer Discretionary, Hotels, Restaurants & Leisure)	860,000	4,426,523
SJM Holdings Limited (Consumer Discretionary, Hotels, Restaurants & Leisure)	2,335,000	2,835,063
Xinyi Glass Holdings Limited (Consumer Discretionary, Auto Components)	1,952,000	2,297,919
		20,560,807

India : 6.18%
Bharat Petroleum Corporation Limited (Energy, Oil, Gas & Consumable Fuels)	1,003,031	5,699,850
Bharti Infratel Limited (Telecommunication Services, Diversified Telecommunication Services)	1,026,855	4,291,647
Care Ratings Limited (Financials, Capital Markets)	139,270	2,535,080
HCL Technologies Limited (Information Technology, IT Services)	205,293	2,888,746
Hero Honda Motors Limited (Consumer Discretionary, Automobiles)	94,860	4,556,475
Infosys Limited (Information Technology, IT Services)	372,308	7,410,197
NTPC Limited (Utilities, Independent Power & Renewable Electricity Producers)	2,451,863	5,535,672

1

Portfolio of investments — July 31, 2018 (unaudited)	Wells Fargo Emerging Markets Equity Income Fund

Security name	Shares	Value
India (continued)
Vedanta Limited (Materials, Metals & Mining)	1,330,949	$4,311,897
		37,229,564

Indonesia : 3.03%
PT Bank Rakyat Indonesia Tbk (Financials, Banks)	30,198,700	6,429,266
PT Cikarang Listrindo Tbk (Utilities, Independent Power & Renewable Electricity Producers)	20,303,800	1,436,191
PT Matahari Department Store Tbk (Consumer Discretionary, Multiline Retail)	5,792,700	3,223,746
PT Telekomunikasi Indonesia Persero Tbk (Telecommunication Services, Diversified Telecommunication Services)	28,886,100	7,151,413
		18,240,616

Luxembourg : 1.17%
Ternium SA (Materials, Metals & Mining)	194,009	7,032,826

Malaysia : 2.93%
Bursa Malaysia Bhd (Financials, Diversified Financial Services)	1,697,900	3,266,317
CIMB Group Holdings Bhd (Financials, Banks)	2,076,600	2,983,356
Genting Malaysia Bhd (Consumer Discretionary, Hotels, Restaurants & Leisure)	2,511,700	3,126,495
Public Bank Bhd (Financials, Banks)	632,900	3,746,021
Sime Darby Bhd (Industrials, Industrial Conglomerates)	7,337,900	4,548,956
		17,671,145

Mexico : 2.67%
Grupo Financiero Banorte SAB de CV (Financials, Banks)	605,100	4,220,627
Grupo Mexico SAB de CV Class B (Materials, Metals & Mining)	2,006,400	6,315,971
Wal-Mart de Mexico SAB de CV (Consumer Staples, Food & Staples Retailing)	1,901,328	5,550,630
		16,087,228

Peru : 0.95%
Credicorp Limited (Financials, Banks)	25,095	5,740,983

Philippines : 0.52%
Semirara Mining & Power Corporation (Energy, Oil, Gas & Consumable Fuels)	5,279,180	3,151,304

Poland : 1.12%
Powszechny Zaklad Ubezpieczen SA (Financials, Insurance)	588,448	6,762,475

Russia : 3.34%
LUKOIL PJSC ADR (Energy, Oil, Gas & Consumable Fuels)	121,178	8,698,157
Magnitogorsk Iron & Steel Works (Materials, Metals & Mining)(a)	6,674,455	4,938,743
Moscow Exchange MICEX-RTS OAO (Financials, Diversified Financial Services)(a)	1,642,047	2,705,315
Sberbank of Russia ADR (Financials, Banks)	266,617	3,756,634
		20,098,849

Singapore : 1.16%
BOC Aviation Limited (Industrials, Trading Companies & Distributors)144A	637,700	4,013,528
CapitaRetail China Trust (Real Estate, Equity REITs)	2,609,257	2,970,837
		6,984,365

South Africa : 4.61%
Absa Group Limited (Financials, Banks)	368,250	4,807,176
Growthpoint Properties Limited (Real Estate, Equity REITs)	3,105,474	6,167,317
Life Healthcare Group Holdings Limited (Health Care, Health Care Providers & Services)	1,581,540	2,882,625
Mr. Price Group Limited (Consumer Discretionary, Specialty Retail)	146,207	2,610,907
Sanlam Limited (Financials, Insurance)	573,015	3,322,116
Standard Bank Group Limited (Financials, Banks)	359,791	5,570,032
Truworths International Limited (Consumer Discretionary, Specialty Retail)	388,200	2,413,370
		27,773,543

2

Wells Fargo Emerging Markets Equity Income Fund	Portfolio of investments — July 31, 2018 (unaudited)

Security name		Shares	Value
South Korea : 11.92%
Coway Company Limited (Consumer Discretionary, Household Durables)		55,318	$4,638,474
Hyundai Motor Company (Consumer Discretionary, Automobiles)		25,632	2,967,277
KB Financial Group Incorporated (Financials, Banks)		123,868	5,935,123
Korea Electric Power Corporation (Utilities, Electric Utilities)		147,420	4,388,402
Korea Reinsurance Company (Financials, Insurance)		484,164	4,782,561
POSCO (Materials, Metals & Mining)		14,056	4,152,781
S-Oil Corporation (Energy, Oil, Gas & Consumable Fuels)		30,954	3,251,325
Samsung Electronics Company Limited (Information Technology, Technology Hardware, Storage & Peripherals)		612,288	25,314,728
Samsung Fire & Marine Insurance Company Limited (Financials, Insurance)		13,385	3,266,531
SK Innovation Company Limited (Energy, Oil, Gas & Consumable Fuels)		33,039	5,862,639
SK Telecom Company Limited (Telecommunication Services, Wireless Telecommunication Services)		32,189	7,208,103
			71,767,944

Taiwan : 11.24%
Advantech Company Limited (Information Technology, Technology Hardware, Storage & Peripherals)		736,000	4,868,361
Asustek Computer Incorporated (Information Technology, Technology Hardware, Storage & Peripherals)		375,000	3,227,690
Cathay Financial Holding Company Limited (Financials, Insurance)		2,472,000	4,255,386
Chicony Electronics Company Limited (Information Technology, Technology Hardware, Storage & Peripherals)		1,172,603	2,654,386
CTBC Financial Holding Company Limited (Financials, Banks)		5,124,130	3,473,107
Formosa Plastics Corporation (Materials, Chemicals)		1,084,000	3,983,472
Hon Hai Precision Industry Company Limited (Information Technology, Electronic Equipment, Instruments & Components)		3,040,630	8,323,146
MediaTek Incorporated (Information Technology, Semiconductors & Semiconductor Equipment)		571,000	4,737,506
Taiwan Semiconductor Manufacturing Company Limited (Information Technology, Semiconductors & Semiconductor Equipment)		3,114,000	25,022,669
Teco Electric & Machinery Company Limited (Industrials, Electrical Equipment)		4,342,000	3,169,912
Uni-President Enterprises Corporation (Consumer Staples, Food Products)		1,518,000	4,006,481
			67,722,116

Thailand : 3.41%
Bangkok Bank PCL (Financials, Banks)		851,000	5,320,349
Land & Houses PCL (Real Estate, Real Estate Management & Development)		19,918,100	7,184,166
Major Cineplex Group PCL (Consumer Discretionary, Media)		1,272,100	952,068
PTT PCL (Energy, Oil, Gas & Consumable Fuels)		1,969,500	3,019,071
Thai Beverage PCL (Consumer Staples, Beverages)		7,274,100	4,060,907
			20,536,561

Turkey : 0.40%
Tupras Turkiye Petrol Rafinerileri AS (Energy, Oil, Gas & Consumable Fuels)		108,993	2,381,006

United Arab Emirates : 1.32%
First Abu Dhabi Bank PJSC (Financials, Banks)		2,152,744	7,970,630

United Kingdom : 1.88%
Anglo American plc (Materials, Metals & Mining)		226,003	5,140,180
Mondi plc (Materials, Paper & Forest Products)		225,403	6,204,029
			11,344,209

Total Common Stocks (Cost $510,351,753)			535,751,446

Expiration date
Participation Notes : 4.17%
China : 4.17%
HSBC Bank plc (China State Construction Engineering Corporation Limited) (Industrials, Construction & Engineering)(a)†	11-23-2020	3,133,200	2,667,610
HSBC Bank plc (Huayu Automotive Systems Company Limited) (Consumer Discretionary, Auto Components)(a)†	8-24-2018	859,439	2,942,049

3

Portfolio of investments — July 31, 2018 (unaudited)	Wells Fargo Emerging Markets Equity Income Fund

Security name			Expiration date	Shares	Value
China (continued)
HSBC Bank plc (Inner Mongolia Yili Industrial Group Company Limited Class A) (Consumer Staples, Food Products)(a)†			9-25-2023	666,000	$2,584,889
HSBC Bank plc (Inner Mongolia Yili Industrial Group Company Limited) (Consumer Staples, Food Products)(a)†			3-25-2025	318,047	1,234,409
UBS AG (Agricultural Bank of China Limited) (Financials, Banks)(a)†			8-14-2018	8,082,900	4,318,920
UBS AG (Baoshan Iron & Steel Company Limited) (Materials, Metals & Mining)(a)†			8-24-2018	3,021,061	3,853,768
UBS AG (Midea Group Company Limited Class A) (Consumer Discretionary, Household Durables)(a)†			11-26-2018	398,099	2,782,246
UBS AG (Poly Real Estate Group Company Limited) (Real Estate, Real Estate Management & Development)(a)†			8-29-2018	2,653,540	4,724,901
Total Participation Notes (Cost $26,120,665)					25,108,792

		Dividend yield
Preferred Stocks : 2.90%
Brazil : 1.93%
Banco Bradesco SA (Financials, Banks)		3.04%		622,383	5,062,572
Itausa Investimentos Itau SA (Financials, Banks)		8.81		2,357,919	6,546,110
					11,608,682

Chile : 0.97%
Sociedad Quimica y Minera de Chile SA Class B (Materials, Chemicals)		3.41		121,502	5,849,479

Total Preferred Stocks (Cost $14,363,685)					17,458,161

		Yield
Short-Term Investments : 1.70%
Investment Companies : 1.70%
Wells Fargo Government Money Market Fund Select Class (l)(u)		1.83		10,230,520	10,230,520

Total Short-Term Investments (Cost $10,230,520)					10,230,520

Total investments in securities (Cost $561,066,623)	97.71%				588,548,919
Other assets and liabilities, net	2.29				13,792,600

Total net assets	100.00%				$602,341,519

(a)	The security is fair valued in accordance with procedures approved by the Board of Trustees.
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
†	Non-income-earning security
(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
(u)	The rate represents the 7-day annualized yield at period end.

Abbreviations:
ADR	American depositary receipt
REIT	Real estate investment trust

4

Investments in Affiliates

An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Fund at the beginning of the period or the end of the period were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Value, end of period	% of net assets
Short-Term Investments
Investment Companies
Wells Fargo Government Money Market Fund Select Class	38,470,174	182,091,324	210,330,978	10,230,520	$10,230,520	1.70%

Wells Fargo Emerging Markets Equity Income Fund (the “Fund”)

Notes to Portfolio of investments – July 31, 2018 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC.

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures approved by the Board of Trustees of the Fund are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in net asset values that are higher or lower than net asset values based on the last reported sales price or latest quoted bid price. On July 31, 2018, such fair value pricing was not used in pricing foreign securities.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Foreign currency translation

The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Wells Fargo Asset Management Pricing Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.

Participation notes

The Fund may invest in participation notes to gain exposure to securities in certain foreign markets. Participation notes are issued by banks or broker-dealers and are designed to offer a return linked to a particular underlying foreign security. Participation notes involve transaction costs, which may be higher than those applicable to the underlying foreign security. The holder of the participation note is entitled to receive from the bank or broker-dealer, an amount equal to the dividend paid by the issuer of the underlying foreign security; however, the holder is not entitled to the same rights (i.e. voting rights) as an owner of the underlying foreign security. Investments in participation notes involve risks beyond those normally associated with a direct investment in an underlying security. The Fund has no rights against the issuer of the underlying foreign security and participation notes expose the Fund to counterparty risk in the event the counterparty does not perform. There is also no assurance there will be a secondary trading market for the participation note or that the trading price of the participation note will equal the underlying value of the foreign security that it seeks to replicate.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities
Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3	–	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of July 31, 2018:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Common stocks
Brazil	$29,974,881	$0	$0	$29,974,881
Chile	5,655,834	0	0	5,655,834
China	131,064,560	0	0	131,064,560
Hong Kong	20,560,807	0	0	20,560,807
India	37,229,564	0	0	37,229,564
Indonesia	16,804,425	1,436,191	0	18,240,616
Luxembourg	7,032,826	0	0	7,032,826
Malaysia	17,671,145	0	0	17,671,145
Mexico	16,087,228	0	0	16,087,228
Peru	5,740,983	0	0	5,740,983
Philippines	3,151,304	0	0	3,151,304
Poland	6,762,475	0	0	6,762,475
Russia	12,454,791	7,644,058	0	20,098,849
Singapore	6,984,365	0	0	6,984,365
South Africa	27,773,543	0	0	27,773,543
South Korea	71,767,944	0	0	71,767,944
Taiwan	67,722,116	0	0	67,722,116
Thailand	20,536,561	0	0	20,536,561

Turkey	2,381,006	0	0	2,381,006
United Arab Emirates	7,970,630	0	0	7,970,630
United Kingdom	11,344,209	0	0	11,344,209
Participation notes
China	0	25,108,792	0	25,108,792
Preferred stocks
Brazil	11,608,682	0	0	11,608,682
Chile	5,849,479	0	0	5,849,479
Short-term investments
Investment companies	10,230,520	0	0	10,230,520

Total assets	$554,359,878	$34,189,041	$0	$588,548,919

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At July 31, 2018, the Fund had no material transfers between Level 1 and Level 2. The fund did not have any transfers into/out of Level 3.

Wells Fargo Global Small Cap Fund	Portfolio of investments — July 31, 2018 (unaudited)

Security name	Shares	Value
Common Stocks : 93.54%
Australia : 3.25%
Ansell Limited (Health Care, Health Care Equipment & Supplies)	229,481	$4,911,899
Domino’s Pizza Enterprises Limited (Consumer Discretionary, Hotels, Restaurants & Leisure)«	84,739	3,144,693
Inghams Group Limited (Consumer Staples, Food Products)«	705,250	1,922,953
Nufarm Limited (Materials, Chemicals)	219,851	1,167,869
		11,147,414

Austria : 0.49%
Mayr-Melnhof Karton AG (Materials, Containers & Packaging)	12,399	1,687,657

Canada : 5.85%
Cott Corporation (Consumer Staples, Beverages)	166,435	2,657,382
Great Canadian Gaming Corporation (Consumer Discretionary, Hotels, Restaurants & Leisure)†	29,122	1,051,513
Maple Leaf Foods Incorporated (Consumer Staples, Food Products)	111,425	2,668,170
MTY Food Group Incorporated (Consumer Discretionary, Hotels, Restaurants & Leisure)	71,894	3,086,106
Mullen Group Limited (Energy, Energy Equipment & Services)	166,691	2,055,367
Novanta Incorporated (Information Technology, Electronic Equipment, Instruments & Components)†	59,803	3,728,717
Parex Resources Incorporated (Energy, Oil, Gas & Consumable Fuels)†	86,436	1,525,595
Source Energy Services Limited (Energy, Energy Equipment & Services)†	125,000	512,165
Stantec Incorporated (Industrials, Professional Services)	83,700	2,185,716
Western Forest Products Incorporated (Materials, Paper & Forest Products)	307,517	572,081
		20,042,812

France : 3.26%
ALTEN SA (Information Technology, IT Services)	43,715	4,342,485
M6 Metropole Television SA (Consumer Discretionary, Media)	200,764	4,326,689
Mersen SA (Industrials, Electrical Equipment)	13,737	568,643
Vicat SA (Materials, Construction Materials)	30,020	1,943,000
		11,180,817

Germany : 5.35%
Cancom SE (Information Technology, IT Services)	24,664	1,334,754
Gerresheimer AG (Health Care, Life Sciences Tools & Services)	61,637	5,247,076
Krones AG (Industrials, Machinery)«	17,551	2,171,361
Nemetschek SE (Information Technology, Software)	17,700	2,458,862
SMA Solar Technology AG (Information Technology, Semiconductors & Semiconductor Equipment)«	29,692	1,254,099
TAG Immobilien AG (Real Estate, Real Estate Management & Development)	119,366	2,700,885
TLG Immobilien AG (Real Estate, Real Estate Management & Development)	121,716	3,182,467
		18,349,504

Hong Kong : 0.85%
Sunlight REIT (Real Estate, Equity REITs)	4,184,000	2,921,159

Ireland : 0.47%
Irish Residential Properties REIT plc (Real Estate, Equity REITs)	1,011,955	1,625,895

Israel : 1.00%
Orbotech Limited (Information Technology, Electronic Equipment, Instruments & Components)†	53,167	3,415,448

Italy : 0.32%
De’Longhi SpA (Consumer Discretionary, Household Durables)	36,855	1,084,305

Japan : 11.52%
Aeon Delight Company Limited (Industrials, Commercial Services & Supplies)	148,600	5,428,887
BML Incorporated (Health Care, Health Care Providers & Services)	29,800	745,167
DTS Corporation (Information Technology, IT Services)	93,900	3,564,866
Fuji Seal International Incorporated (Materials, Containers & Packaging)	65,400	2,447,784
Horiba Limited (Information Technology, Electronic Equipment, Instruments & Components)	21,500	1,478,648
Meitec Corporation (Industrials, Professional Services)	90,300	4,474,015
Nihon Parkerizing Company Limited (Materials, Chemicals)	263,700	3,903,085
ORIX JREIT Incorporated (Real Estate, Equity REITs)	3,083	4,803,100

1

Portfolio of investments — July 31, 2018 (unaudited)	Wells Fargo Global Small Cap Fund

Security name	Shares	Value
Japan (continued)
OSG Corporation (Industrials, Machinery)	110,100	$2,472,487
Paramount Bed Holdings Company Limited (Health Care, Health Care Equipment & Supplies)	20,900	883,178
San-A Company Limited (Consumer Staples, Food & Staples Retailing)	47,000	2,156,330
Ship Healthcare Holdings Incorporated (Health Care, Health Care Providers & Services)	53,600	2,078,040
Sumitomo Warehouse Company Limited (Industrials, Transportation Infrastructure)	364,000	2,347,127
Taikisha Limited (Industrials, Construction & Engineering)	92,600	2,683,218
		39,465,932

Netherlands : 0.51%
Brunel International NV (Industrials, Professional Services)	105,735	1,730,977

Spain : 1.91%
Almirall SA (Health Care, Pharmaceuticals)	119,774	1,714,306
Prosegur Compania de Seguridad SA (Industrials, Commercial Services & Supplies)	197,272	1,312,569
Viscofan SA (Consumer Staples, Food Products)	50,992	3,518,022
		6,544,897

Sweden : 1.23%
Hexpol AB (Materials, Chemicals)	271,030	2,912,826
Rezidor Hotel Group AB (Consumer Discretionary, Hotels, Restaurants & Leisure)†	322,340	1,316,055
		4,228,881

Switzerland : 0.52%
Bucher Industries AG (Industrials, Machinery)	5,519	1,793,682

United Kingdom : 10.96%
Bovis Homes Group plc (Consumer Discretionary, Household Durables)	114,906	1,739,707
BrightSphere Investment Group Incorporated (Financials, Capital Markets)	145,400	2,071,950
Britvic plc (Consumer Staples, Beverages)	308,977	3,260,603
Consort Medical plc (Health Care, Health Care Equipment & Supplies)	48,655	703,760
Domino’s Pizza Group plc (Consumer Discretionary, Hotels, Restaurants & Leisure)	383,871	1,589,142
Elementis plc (Materials, Chemicals)	624,839	2,133,984
Hunting plc (Energy, Energy Equipment & Services)†	166,074	1,704,606
IMI plc (Industrials, Machinery)	126,457	2,061,485
Jupiter Fund Management plc (Financials, Capital Markets)	279,961	1,609,487
Lancashire Holdings Limited (Financials, Insurance)	446,342	3,356,898
Mears Group plc (Industrials, Commercial Services & Supplies)	296,993	1,266,909
Morgan Advanced Materials plc (Industrials, Machinery)	404,508	1,894,382
NCC Group plc (Information Technology, IT Services)«	1,181,888	3,409,728
Nomad Foods Limited (Consumer Staples, Food Products)†	389,035	7,391,661
RPC Group plc (Materials, Containers & Packaging)	139,844	1,495,583
Savills plc (Real Estate, Real Estate Management & Development)	159,527	1,855,170
		37,545,055

United States : 46.05%
ACI Worldwide Incorporated (Information Technology, Software)†	184,500	4,767,480
ALLETE Incorporated (Utilities, Electric Utilities)	42,400	3,287,272
AMN Healthcare Services Incorporated (Health Care, Health Care Providers & Services)†	20,200	1,222,100
AptarGroup Incorporated (Materials, Containers & Packaging)	57,800	5,920,454
Aspen Insurance Holdings Limited (Financials, Insurance)	75,000	3,033,750
Belden Incorporated (Information Technology, Electronic Equipment, Instruments & Components)	84,100	5,445,475
Berkshire Hills Bancorp Incorporated (Financials, Banks)	114,938	4,666,483
Cambrex Corporation (Health Care, Life Sciences Tools & Services)†	38,000	2,375,000
Casey’s General Stores Incorporated (Consumer Staples, Food & Staples Retailing)	24,599	2,690,639
Charles River Laboratories International Incorporated (Health Care, Life Sciences Tools & Services)†	17,700	2,200,110
Coherent Incorporated (Information Technology, Electronic Equipment, Instruments & Components)†	8,500	1,343,510
Compass Minerals International Incorporated (Materials, Metals & Mining)«	68,300	4,634,155
CSW Industrials Incorporated (Industrials, Building Products)†	98,815	5,360,714
Denny’s Corporation (Consumer Discretionary, Hotels, Restaurants & Leisure)†	345,700	5,029,935
Dine Brands Global Incorporated (Consumer Discretionary, Hotels, Restaurants & Leisure)«	84,250	5,984,278
Douglas Dynamics Incorporated (Industrials, Machinery)	112,342	5,515,992
Euronet Worldwide Incorporated (Information Technology, IT Services)†	32,200	2,960,468
Forward Air Corporation (Industrials, Air Freight & Logistics)	50,200	3,207,780

2

Wells Fargo Global Small Cap Fund	Portfolio of investments — July 31, 2018 (unaudited)

Security name			Shares	Value
United States (continued)
Gibraltar Industries Incorporated (Industrials, Building Products)†			92,500	$4,019,125
Global Brass & Copper Holdings Incorporated (Industrials, Machinery)			89,353	2,944,181
Helen of Troy Limited (Consumer Discretionary, Household Durables)†			47,000	5,383,850
Horace Mann Educators Corporation (Financials, Insurance)			53,400	2,333,580
Hostess Brands Incorporated (Consumer Staples, Food Products)†			288,100	4,036,281
Innoviva Incorporated (Health Care, Pharmaceuticals)†			270,608	3,829,103
Invacare Corporation (Health Care, Health Care Equipment & Supplies)			77,800	1,388,730
Jack in the Box Incorporated (Consumer Discretionary, Hotels, Restaurants & Leisure)			55,670	4,689,641
Keane Group Incorporated (Energy, Energy Equipment & Services)†			205,974	2,906,293
KMG Chemicals Incorporated (Materials, Chemicals)			86,523	6,212,351
Lantheus Holdings Incorporated (Health Care, Health Care Equipment & Supplies)†			65,300	943,585
Lydall Incorporated (Industrials, Machinery)†			51,480	2,388,672
MGE Energy Incorporated (Utilities, Electric Utilities)			79,000	5,056,000
MKS Instruments Incorporated (Information Technology, Semiconductors & Semiconductor Equipment)			18,800	1,772,840
Mueller Industries Incorporated (Industrials, Machinery)			84,600	2,801,106
Natus Medical Incorporated (Health Care, Health Care Equipment & Supplies)†			77,900	2,843,350
Neenah Paper Incorporated (Materials, Paper & Forest Products)			53,800	4,723,640
Pacific Premier Bancorp Incorporated (Financials, Banks)†			79,300	2,934,100
Prestige Brands Holdings Incorporated (Health Care, Pharmaceuticals)†			115,600	4,130,388
Quanex Building Products Corporation (Industrials, Building Products)			263,508	4,664,092
Schweitzer-Mauduit International Incorporated (Materials, Paper & Forest Products)			63,918	2,651,958
Spectrum Brands Holdings Incorporated (Consumer Staples, Household Products)«			56,800	4,962,616
The Bancorp Incorporated (Financials, Banks)†			208,600	2,025,506
Thermon Group Holdings Incorporated (Industrials, Electrical Equipment)†			67,290	1,686,960
Weingarten Realty Investors (Real Estate, Equity REITs)			83,400	2,520,348
Westwood Holdings Group Incorporated (Financials, Capital Markets)			73,950	4,316,462
				157,810,353

Total Common Stocks (Cost $269,530,120)				320,574,788

Exchange-Traded Funds : 0.24%
United States : 0.24%
iShares MSCI EAFE Small Cap Index Fund			12,666	804,038

Total Exchange-Traded Funds (Cost $838,953)				804,038

		Yield
Short-Term Investments : 10.94%
Investment Companies : 10.94%
Securities Lending Cash Investment LLC (l)(r)(u)		2.10%	18,071,174	18,072,981
Wells Fargo Government Money Market Fund Select Class (l)(u)		1.83	19,436,264	19,436,264
Total Short-Term Investments (Cost $37,509,245)				37,509,245

Total investments in securities (Cost $307,878,318)	104.72%			358,888,071
Other assets and liabilities, net	(4.72)			(16,160,050)

Total net assets	100.00%			$342,728,021

«	All or a portion of this security is on loan.
†	Non-income-earning security
(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
(r)	The investment is a non-registered investment company purchased with cash collateral received from securities on loan.
(u)	The rate represents the 7-day annualized yield at period end.

Abbreviations:

REIT	Real estate investment trust

3

Investments in Affiliates

An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Fund at the beginning of the period or the end of the period were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Value, end of period	% of net assets
Short-Term Investments
Investment Companies
Securities Lending Cash Investment LLC	17,584,369	122,886,977	122,400,172	18,071,174	$18,072,981
Wells Fargo Government Money Market Fund Select Class	16,552,450	126,259,101	123,375,287	19,436,264	19,436,264

					$37,509,245	10.94%

Wells Fargo Global Small Cap Fund (the “Fund”)

Notes to Portfolio of investments – July 31, 2018 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC (“Funds Management”).

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures approved by the Board of Trustees of the Fund are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in net asset values that are higher or lower than net asset values based on the last reported sales price or latest quoted bid price. On July 31, 2018, such fair value pricing was not used in pricing foreign securities.

Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment companies that are redeemable at net asset value are fair valued normally at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Foreign currency translation

The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Wells Fargo Asset Management Pricing Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.

Securities lending

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”), an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo & Company. Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open Rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are valued at the evaluated bid price provided by an independent pricing service.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities
Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3	–	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of July 31, 2018:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Common stocks
Australia	$11,147,414	$0	$0	$11,147,414
Austria	1,687,657	0	0	1,687,657
Canada	20,042,812	0	0	20,042,812
France	11,180,817	0	0	11,180,817
Germany	18,349,504	0	0	18,349,504
Hong Kong	2,921,159	0	0	2,921,159
Ireland	1,625,895	0	0	1,625,895
Israel	3,415,448	0	0	3,415,448
Italy	1,084,305	0	0	1,084,305
Japan	39,465,932	0	0	39,465,932
Netherlands	1,730,977	0	0	1,730,977
Spain	6,544,897	0	0	6,544,897
Sweden	4,228,881	0	0	4,228,881
Switzerland	1,793,682	0	0	1,793,682
United Kingdom	37,545,055	0	0	37,545,055
United States	157,810,353	0	0	157,810,353
Exchange-traded funds
United States	804,038	0	0	804,038

Short-term investments
Investment companies	19,436,264	0	0	19,436,264
Investments measured at net asset value*				18,072,981

Total assets	$340,815,090	$0	$0	$358,888,071

*

Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The Fund’s investment in Securities Lending Cash Investments, LLC valued at $18,072,981 does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At July 31, 2018, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

Wells Fargo International Equity Fund	Portfolio of investments — July 31, 2018 (unaudited)

Security name	Shares	Value
Common Stocks : 96.92%
Australia : 2.61%
Origin Energy Limited (Energy, Oil, Gas & Consumable Fuels)†	1,806,516	$13,112,812

Brazil : 2.77%
Cosan Limited Class A (Energy, Oil, Gas & Consumable Fuels)	1,722,491	13,917,727

Canada : 2.95%
Home Capital Group Incorporated (Financials, Thrifts & Mortgage Finance)†«	683,200	8,035,484
Lundin Mining Corporation (Materials, Metals & Mining)	1,220,845	6,757,185
		14,792,669

China : 9.85%
China Everbright Limited (Financials, Capital Markets)	5,440,000	9,606,054
China Mobile Limited (Telecommunication Services, Wireless Telecommunication Services)	1,432,000	12,916,926
HollySys Automation Technologies Limited (Information Technology, Electronic Equipment, Instruments & Components)	626,592	14,536,934
Shanghai Pharmaceuticals Holding Company Limited H Shares (Health Care, Health Care Providers & Services)	4,294,200	11,379,640
Yixin Group Limited (Financials, Consumer Finance)†«	2,717,500	1,007,501
		49,447,055

France : 6.29%
Compagnie de Saint-Gobain SA (Industrials, Building Products)	363,127	16,167,503
Orange SA (Telecommunication Services, Diversified Telecommunication Services)	902,901	15,430,623
		31,598,126

Germany : 14.47%
Bayer AG (Health Care, Pharmaceuticals)	156,860	17,472,992
Ceconomy AG (Consumer Discretionary, Specialty Retail)«	1,048,976	8,615,779
Metro AG (Consumer Staples, Food & Staples Retailing)«	384,184	4,744,033
Muenchener Rueckversicherungs Gesellschaft AG (Financials, Insurance)	76,264	16,921,773
Rheinmetall AG (Industrials, Industrial Conglomerates)	31,016	3,746,542
SAP SE (Information Technology, Software)	74,269	8,671,618
Siemens AG (Industrials, Industrial Conglomerates)	88,409	12,484,297
		72,657,034

Hong Kong : 1.68%
Xinyi Glass Holdings Limited (Consumer Discretionary, Auto Components)	7,148,000	8,414,715

Ireland : 1.04%
Greencore Group plc (Consumer Staples, Food Products)	2,233,136	5,196,843

Israel : 2.07%
Check Point Software Technologies Limited (Information Technology, Software)†	92,194	10,387,498

Italy : 2.87%
Eni SpA (Energy, Oil, Gas & Consumable Fuels)	276,303	5,319,434
Prysmian SpA (Industrials, Electrical Equipment)	212,052	5,442,788
UniCredit SpA (Financials, Banks)	205,356	3,641,377
		14,403,599

Japan : 10.73%
Daiwa Securities Group Incorporated (Financials, Capital Markets)	2,431,000	14,149,218
Hitachi Limited (Information Technology, Electronic Equipment, Instruments & Components)	2,246,000	15,639,544
Mitsubishi UFJ Financial Group Incorporated (Financials, Banks)	1,616,300	9,965,364
Nomura Holdings Incorporated (Financials, Capital Markets)	2,980,900	14,089,395
		53,843,521

1

Portfolio of investments — July 31, 2018 (unaudited)	Wells Fargo International Equity Fund

Security name			Shares	Value
Malaysia : 1.79%
CIMB Group Holdings Bhd (Financials, Banks)			6,238,442	$8,962,485

Netherlands : 7.61%
Koninklijke Philips NV (Industrials, Industrial Conglomerates)			278,369	12,219,674
NN Group NV (Financials, Insurance)			361,712	15,996,646
OCI NV (Materials, Chemicals)†«			329,974	9,978,212
				38,194,532

Norway : 3.15%
Den Norske Bank ASA (Financials, Banks)			782,586	15,787,673

Russia : 1.80%
Mobile TeleSystems PJSC ADR (Telecommunication Services, Wireless Telecommunication Services)			1,032,428	9,054,394

South Africa : 1.63%
Sasol Limited (Materials, Chemicals)			208,005	8,185,927

South Korea : 4.53%
Hana Financial Group Incorporated (Financials, Banks)			88,309	3,544,517
Samsung Electronics Company Limited GDR (Information Technology, Technology Hardware, Storage & Peripherals)144A			2,644	2,718,032
SK Telecom Company Limited (Telecommunication Services, Wireless Telecommunication Services)			73,648	16,492,043
				22,754,592

Switzerland : 4.14%
Novartis AG (Health Care, Pharmaceuticals)			219,542	18,456,472
Zurich Insurance Group AG (Financials, Insurance)			7,506	2,309,830
				20,766,302

United Kingdom : 14.94%
BP plc (Energy, Oil, Gas & Consumable Fuels)			1,081,520	8,138,272
John Wood Group plc (Energy, Energy Equipment & Services)			1,654,348	14,109,846
Kingfisher plc (Consumer Discretionary, Specialty Retail)			3,423,091	13,330,661
Man Group plc (Financials, Capital Markets)			4,400,169	10,020,388
Sensata Technologies Holding plc (Industrials, Electrical Equipment)†			239,334	13,012,590
Smiths Group plc (Industrials, Industrial Conglomerates)			221,180	4,685,599
Vodafone Group plc (Telecommunication Services, Wireless Telecommunication Services)			4,800,997	11,720,878
				75,018,234

Total Common Stocks (Cost $454,582,242)				486,495,738

		Yield
Short-Term Investments : 8.29%
Investment Companies : 8.29%
Securities Lending Cash Investment LLC (l)(r)(u)		2.10%	24,961,951	24,964,447
Wells Fargo Government Money Market Fund Select Class (l)(u)		1.83	16,663,224	16,663,224
Total Short-Term Investments (Cost $41,627,656)				41,627,671

Total investments in securities (Cost $496,209,898)	105.21%			528,123,409
Other assets and liabilities, net	(5.21)			(26,137,427)

Total net assets	100.00%			$501,985,982

†	Non-income-earning security
«	All or a portion of this security is on loan.
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.

2

Wells Fargo International Equity Fund	Portfolio of investments — July 31, 2018 (unaudited)

(r)	The investment is a non-registered investment company purchased with cash collateral received from securities on loan.
(u)	The rate represents the 7-day annualized yield at period end.

Abbreviations:

ADR	American depositary receipt
GDR	Global depositary receipt

3

Forward Foreign Currency Contracts

Currency to be received	Currency to be delivered	Counterparty¤¤	Settlement date	Unrealized gains	Unrealized losses
27,280,828 USD	23,225,000 EUR	Goldman Sachs	9-5-2018	$56,033	$0
36,038,551 USD	26,890,000 GBP	Morgan Stanley	9-5-2018	695,492	0
7,615,000 GBP	10,091,928 USD	Morgan Stanley	9-5-2018	0	(83,100)

				$751,525	$(83,100)

¤¤	Transactions can only be closed with the originating counterparty.

Investments in Affiliates

An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Fund at the beginning of the period or the end of the period were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Value, end of period	% of net assets
Short-Term Investments
Investment Companies
Securities Lending Cash Investment LLC	2,149,231	222,564,980	199,752,260	24,961,951	$24,964,447
Wells Fargo Government Money Market Fund Select Class	32,495,353	1,992,364,139	2,008,196,268	16,663,224	16,663,224

					$41,627,671	8.29%

Wells Fargo International Equity Fund (the “Fund”)

Notes to Portfolio of investments – July 31, 2018 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC (“Funds Management”).

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures approved by the Board of Trustees of the Fund are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in net asset values that are higher or lower than net asset values based on the last reported sales price or latest quoted bid price. On July 31, 2018, such fair value pricing was not used in pricing foreign securities.

Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment companies that are redeemable at net asset value are fair valued normally at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Foreign currency translation

The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Wells Fargo Asset Management Pricing Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.

Forward foreign currency contracts

The Fund is subject to foreign currency risk in the normal course of pursuing its investment objectives. A forward foreign currency contract is an agreement between two parties to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund enters into forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. Forward foreign currency contracts are recorded at the forward rate and marked-to-market daily. When the contracts are closed, realized gains and losses arising from such transactions are recorded as realized gains or losses on forward foreign currency contracts. The Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably. The Fund’s maximum risk of loss from counterparty credit risk is the unrealized gains on the contracts. This risk may be mitigated if there is a master netting arrangement between the Fund and the counterparty.

Securities lending

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”), an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo & Company. Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open Rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are valued at the evaluated bid price provided by an independent pricing service.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities
Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, Credit risk, etc.)
Level 3	–	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of July 31, 2018:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Common stocks
Australia	$13,112,812	$0	$0	$13,112,812
Brazil	13,917,727	0	0	13,917,727
Canada	14,792,669	0	0	14,792,669
China	49,447,055	0	0	49,447,055
France	31,598,126	0	0	31,598,126
Germany	72,657,034	0	0	72,657,034
Hong Kong	8,414,715	0	0	8,414,715
Ireland	5,196,843	0	0	5,196,843
Israel	10,387,498	0	0	10,387,498
Italy	14,403,599	0	0	14,403,599

Japan	53,843,521	0	0	53,843,521
Malaysia	8,962,485	0	0	8,962,485
Netherlands	38,194,532	0	0	38,194,532
Norway	15,787,673	0	0	15,787,673
Russia	9,054,394	0	0	9,054,394
South Africa	8,185,927	0	0	8,185,927
South Korea	22,754,592	0	0	22,754,592
Switzerland	20,766,302	0	0	20,766,302
United Kingdom	75,018,234	0	0	75,018,234
Short-term investments
Investment companies	16,663,224	0	0	16,663,224
Investments measured at net asset value*				24,964,447

	503,158,962	0	0	528,123,409
Forward foreign currency contracts	0	751,525	0	751,525

Total assets	$503,158,962	$751,525	$0	$528,874,934

Liabilities
Forward foreign currency contracts	$0	$83,100	$0	$83,100

Total liabilities	$0	$83,100	$0	$83,100

*

Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The Fund’s investment in Securities Lending Cash Investments, LLC valued at $24,964,447 does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

Forward foreign currency contracts are reported at their cumulative unrealized gains (losses) at measurement date as reported in the table following the Portfolio of investments. All other assets and liabilities are reported at their market value at measurement date.

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At July 31, 2018 the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

Wells Fargo Intrinsic World Equity Fund	Portfolio of investments — July 31, 2018 (unaudited)

Security name	Shares	Value
Common Stocks : 98.93%

Belgium : 2.12%
Anheuser-Busch InBev NV ADR (Consumer Staples, Beverages)«	33,400	$3,397,448

France : 6.59%
Air Liquide SA (Materials, Chemicals)	29,200	3,738,879
Capgemini SA (Information Technology, IT Services)	28,300	3,633,568
Societe Generale SA (Financials, Banks)	71,100	3,168,495
		10,540,942

Germany : 2.95%
Bayer AG (Health Care, Pharmaceuticals)	15,400	1,715,441
Deutsche Telekom AG (Telecommunication Services, Diversified Telecommunication Services)	181,700	3,006,463
		4,721,904

Hong Kong : 1.56%
AIA Group Limited (Financials, Insurance)	286,000	2,495,971

Japan : 7.75%
Nidec Corporation (Industrials, Electrical Equipment)	21,900	3,169,002
ORIX Corporation (Financials, Diversified Financial Services)	147,000	2,379,556
Renesas Electronics Corporation (Information Technology, Semiconductors & Semiconductor Equipment)†	305,000	2,716,809
Sony Corporation (Consumer Discretionary, Household Durables)	79,540	4,145,769
		12,411,136

Luxembourg : 2.51%
Samsonite International SA (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	1,063,290	4,023,380

Netherlands : 5.72%
AerCap Holdings NV (Industrials, Trading Companies & Distributors)†	67,900	3,811,227
Airbus SE (Industrials, Aerospace & Defense)	16,600	2,057,588
Unilever NV (Consumer Staples, Personal Products)«	57,100	3,280,966
		9,149,781

Spain : 1.05%
CaixaBank SA (Financials, Banks)	364,000	1,684,271

Switzerland : 6.91%
Nestle SA (Consumer Staples, Food Products)	32,800	2,673,292
Novartis AG ADR (Health Care, Pharmaceuticals)	34,400	2,886,160
Roche Holding AG (Health Care, Pharmaceuticals)	9,700	2,381,038
UBS Group AG (Financials, Capital Markets)	189,500	3,122,449

		11,062,939
United Kingdom : 6.93%
Aon plc (Financials, Insurance)	22,100	3,172,455
Diageo plc (Consumer Staples, Beverages)	42,700	1,570,405
Royal Dutch Shell plc Class A (Energy, Oil, Gas & Consumable Fuels)	98,900	3,393,133
Vodafone Group plc (Telecommunication Services, Wireless Telecommunication Services)	1,212,300	2,959,639
		11,095,632

United States : 54.84%
Abbott Laboratories (Health Care, Health Care Equipment & Supplies)	38,200	2,503,628
Advance Auto Parts Incorporated (Consumer Discretionary, Specialty Retail)	31,400	4,434,622
Affiliated Managers Group Incorporated (Financials, Capital Markets)	17,000	2,720,170

1

Portfolio of investments — July 31, 2018 (unaudited)	Wells Fargo Intrinsic World Equity Fund

Security name			Shares	Value
United States (continued)
Alphabet Incorporated Class C (Information Technology, Internet Software & Services)†			3,550	$4,321,273
American International Group Incorporated (Financials, Insurance)			53,000	2,926,130
Apple Incorporated (Information Technology, Technology Hardware, Storage & Peripherals)			7,200	1,370,088
BB&T Corporation (Financials, Banks)			59,900	3,043,519
Chevron Corporation (Energy, Oil, Gas & Consumable Fuels)			25,600	3,232,512
Cigna Corporation (Health Care, Health Care Providers & Services)			20,200	3,624,284
CIT Group Incorporated (Financials, Banks)			69,800	3,694,514
Comcast Corporation Class A (Consumer Discretionary, Media)			94,000	3,363,321
Eli Lilly & Company (Health Care, Pharmaceuticals)			40,600	4,011,686
EOG Resources Incorporated (Energy, Oil, Gas & Consumable Fuels)			30,500	3,932,670
General Dynamics Corporation (Industrials, Aerospace & Defense)			10,500	2,097,480
Gilead Sciences Incorporated (Health Care, Biotechnology)			32,300	2,513,909
Honeywell International Incorporated (Industrials, Industrial Conglomerates)			20,400	3,256,860
Intercontinental Exchange Incorporated (Financials, Capital Markets)			22,200	1,640,802
Merck & Company Incorporated (Health Care, Pharmaceuticals)			57,600	3,794,112
Microsoft Corporation (Information Technology, Software)			41,400	4,391,712
Mondelez International Incorporated Class A (Consumer Staples, Food Products)			79,800	3,461,724
Motorola Solutions Incorporated (Information Technology, Communications Equipment)			33,600	4,075,680
Schlumberger Limited (Energy, Energy Equipment & Services)			45,400	3,065,408
The Walt Disney Company (Consumer Discretionary, Media)			30,800	3,497,648
United Parcel Service Incorporated Class B (Industrials, Air Freight & Logistics)			22,300	2,673,547
Verizon Communications Incorporated (Telecommunication Services, Diversified Telecommunication Services)			60,600	3,129,384
Visa Incorporated Class A (Information Technology, IT Services)			29,300	4,006,482
Vulcan Materials Company (Materials, Construction Materials)			26,700	2,990,400
				87,773,565

Total Common Stocks (Cost $121,176,982)				158,356,969

		Yield
Short-Term Investments : 4.16%
Investment Companies : 4.16%
Securities Lending Cash Investment LLC (l)(r)(u)		2.10%	5,216,778	5,217,300
Wells Fargo Government Money Market Fund Select Class (l)(u)		1.83	1,431,894	1,431,894
Total Short-Term Investments (Cost $6,649,194)				6,649,194

Total investments in securities (Cost $127,826,176)	103.09%			165,006,163
Other assets and liabilities, net	(3.09)			(4,940,250)

Total net assets	100.00%			$160,065,913

«	All or a portion of this security is on loan.
†	Non-income-earning security
(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
(r)	The investment is a non-registered investment company purchased with cash collateral received from securities on loan.
(u)	The rate represents the 7-day annualized yield at period end.

Abbreviations:

ADR	American depositary receipt

2

Investments in Affiliates

An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Fund at the beginning of the period or the end of the period were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Value, end of period	% of net assets
Short-Term Investments
Investment Companies
Securities Lending Cash Investment LLC	1,478,852	60,331,819	56,593,893	5,216,778	$5,217,300
Wells Fargo Government Money Market Fund Select Class	763,828	19,884,783	19,216,717	1,431,894	1,431,894

					$6,649,194	4.16%

Wells Fargo Intrinsic World Equity Fund (the “Fund”)

Notes to Portfolio of investments – July 31, 2018 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC (“Funds Management”).

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures approved by the Board of Trustees of the Fund are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in net asset values that are higher or lower than net asset values based on the last reported sales price or latest quoted bid price. On July 31, 2018 such fair value pricing was not used in pricing foreign securities.

Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment companies that are redeemable at net asset value are fair valued normally at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Foreign currency translation

The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Wells Fargo Asset Management Pricing Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.

Securities lending

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”), an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo & Company. Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open Rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are valued at the evaluated bid price provided by an independent pricing service.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities
Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3	–	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of July 31, 2018:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Common stocks
Belgium	$3,397,448	$0	$0	$3,397,448
France	10,540,942	0	0	10,540,942
Germany	4,721,904	0	0	4,721,904
Hong Kong	2,495,971	0	0	2,495,971
Japan	12,411,136	0	0	12,411,136
Luxembourg	4,023,380	0	0	4,023,380
Netherlands	9,149,781	0	0	9,149,781
Spain	1,684,271	0	0	1,684,271
Switzerland	11,062,939	0	0	11,062,939
United Kingdom	11,095,632	0	0	11,095,632
United States	87,773,565	0	0	87,773,565
Short-term investments
Investment companies	1,431,894	0	0	1,431,894
Investments measured at net asset value*				5,217,300

Total assets	$159,788,863	$0	$0	$165,006,163

*

Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The Fund’s investment in Securities Lending Cash Investments, LLC valued at $5,217,300 does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At July 31, 2018, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

ITEM 2.	CONTROLS AND PROCEDURES

(a) The President and Treasurer have concluded that the Wells Fargo Funds Trust (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no significant changes in the Trust’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Wells Fargo Funds Trust

By:	/s/ Andrew Owen
Andrew Owen President

Date: September 24, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Wells Fargo Funds Trust

By:	/s/ Andrew Owen
Andrew Owen President

Date: September 24, 2018

By:	/s/ Jeremey DePalma
Jeremy DePalma Treasurer

Date: September 24, 2018